Filed electronically with the Securities and Exchange Commission on
                                December 29, 2000

                                                              File No. 333-65661
                                                              File No. 811-09057

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES
                             ACT OF 1933                     /___/
                   Pre-Effective Amendment No. __            /___/
                   Post-Effective Amendment No. 10           /_X_/
                                                --
                                 And
                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940            /___/

                          Amendment No. 11                   /_X_/
                                        --


                               KEMPER FUNDS TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                 Philip J. Collora, Vice President and Secretary
                 -----------------------------------------------
                               Kemper Funds Trust
                               ------------------
                            222 South Riverside Plaza
                            -------------------------
                             Chicago, Illinois 60606
                             -----------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/ Immediately upon filing pursuant to paragraph  (b)             /___/ 60 days after filing pursuant to paragraph (a)(1)
/___/ 75 days after filing pursuant to paragraph (a)(2)              /_X_/ On January 1, 2001 pursuant to paragraph (b)
/___/ On January 1, 2001 pursuant to paragraph (a)(1)                /___/ On (date) pursuant to paragraph (a)(3) of Rule 485

/___/ If the following is appropriate, check the preceding box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               KEMPER FUNDS TRUST

                        Kemper Large Company Growth Fund
                              Kemper Research Fund
                       Kemper Small Cap Value+Growth Fund
                            Kemper S&P 500 Index Fund

Kemper Small Cap
Value+Growth Fund

Supplement to the currently effective
Prospectus

--------------------------------------------------------------------------------

On November 29, 2000, the Board of the above-noted Fund approved the cessation of operations of the Fund effective on or about February 23, 2001 (the "Closing Date"). Accordingly, the Board has voted to liquidate and terminate the Fund on the Closing Date. Shareholders will receive the net asset value per share for all shares they own on that date. This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution, defined benefit or other qualified retirement vehicle.

In conjunction with approving the cessation of operations of the Fund, the Board further approved closing the Fund to new investments effective as of the close of business on November 29, 2000. Qualified defined contribution retirement plans (i.e., 401(k) plans, profit sharing plans and money purchase pension plans), 403(b) plans and 457 plans that invest through existing accounts held at a financial intermediary may continue to make additional purchases in existing accounts of the Fund through the Closing Date.

November 30, 2000
KEF-1C
516267

                                                                Scudder
                                                                Investments (SM)
                                                                [LOGO]

January 1, 2001
Prospectus

                                                       Equity Funds/Growth Style

                                                      Scudder Focus Growth Fund

                                                           Scudder Research Fund

                                                      Advisor Classes A, B and C

As with all mutual funds, the Securities and Exchange Commission
(SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                      How to Invest in the Funds

     4  Scudder Focus Growth Fund           21  Choosing a Share Class

     8  Scudder Research Fund               26  How to Buy Shares

    12  Other Policies and Risks            27  How to Exchange or Sell
                                                Shares
    13  Who Manages and Oversees
        the Funds                           28  Policies You Should Know
                                                About
    14  Financial Highlights
                                            34  Understanding Distributions
                                                and  Taxes

How The Funds Work

These funds invest mainly in common stocks, as a way of seeking growth of your investment. Each fund has its own strategy and follows its own goal.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               Class A     Class B     Class C

                             ticker symbol       SFWAX       SFWBX       SFWCX
                               fund number       121         221         321



Scudder Focus Growth Fund
--------------------------------------------------------------------------------

The Fund's Investment Strategy

The fund seeks long-term growth of capital.

The fund normally invests at least 65% of total assets in large U.S. growth companies (those with market values of $1 billion or more). The fund intends to invest in approximately 20-30 such companies. These investments are primarily common stocks, but may include preferred stocks and securities convertible into common stocks.

In choosing stocks, the portfolio managers look for individual companies that show such qualities as a history of above-average growth relative to the overall market, prospects for continued growth, strong competitive positioning, sound finances and effective management. The managers prefer companies whose stock appears reasonably valued in light of potential growth, based on various factors such as price-to-earnings ratios and market capitalizations.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

The fund normally will sell a stock when the managers believe its earnings potential or fundamental qualities have deteriorated, it has performed below expectations or market conditions have changed.

--------------------------------------------------------------------------------

OTHER INVESTMENTS Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The fact that the fund is not diversified and may invest in securities of relatively few issuers increases its risk, because any factors affecting a given company could affect performance of the fund to a greater degree.

To the extent that the fund focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, or the emergence of new technologies could hurt computer software or hardware companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o growth stocks may have above-average volatility and may be out of favor for certain periods

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Investors who are interested in a long-term growth investment that focuses on large companies may want to consider this fund.

The Fund's Performance History

Although past performance isn't necessarily a sign of how a fund will do in the future, it can be valuable for an investor to know. The performance of Class A shares in the bar chart and performance table reflects performance for the period during which the fund was a "limited distribution" fund known as Kemper Large Company Growth Fund (through 12/31/00). Because the fund did not have significant inflows of capital when it was open only to a limited group of investors, its performance during the periods shown may have been different than if it had operated with a wider distribution.

The bar chart shows the performance figures for the fund's first complete calendar year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower.

The table shows how these performance figures for the fund's Class A, B and C shares compare with a broad-based market index (which, unlike the fund, has no fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder Focus Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                           Class A Shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

         1999          31.68


2000 Total Return as of September 30: 9.51%

Best Quarter: 26.11%, Q4 1999              Worst Quarter: -3.31%, Q3 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                                      Since 12/31/98
                                                          1 Year
--------------------------------------------------------------------------------
Class A                                                    24.11
--------------------------------------------------------------------------------
Class B                                                    30.53
--------------------------------------------------------------------------------
Class C                                                    30.53
--------------------------------------------------------------------------------
Index                                                      28.25
--------------------------------------------------------------------------------

The table includes the effects of maximum sales loads.

Index: S&P/BARRA Growth Index, an index based on S&P 500 companies with high price-to-book ratios.

Total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B    Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                  5.75%       None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(% of redemption proceeds)                        None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   0.70%      0.70%      0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None       0.75       0.75
--------------------------------------------------------------------------------
Other Expenses**                                  4.26       4.35       4.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   4.96       5.80       5.80
--------------------------------------------------------------------------------
Expense Reimbursement                            -3.46      -3.55      -3.55
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                  1.50       2.25       2.25
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

** By contract, Total Annual Fund Operating Expenses are capped at 1.50%, 2.25% and 2.25% through 1/1/2002 for Class A, Class B and Class C shares, respectively.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                      1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------

Expenses assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                $719        $1,687       $2,656        $5,081
--------------------------------------------------------------------------------
Class B shares                 628         1,710        2,774         5,109
--------------------------------------------------------------------------------
Class C shares                 328         1,410        2,574         5,402
--------------------------------------------------------------------------------

Expenses assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                $719        $1,687       $2,656        $5,081
--------------------------------------------------------------------------------
Class B shares                 228         1,410        2,574         5,109
--------------------------------------------------------------------------------
Class C shares                 228         1,410        2,574         5,402
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Class A     Class B     Class C

                            ticker symbol      SRHAX       SRHBX       SRHCX
                              fund number      120         220         320

Scudder Research Fund
--------------------------------------------------------------------------------

The Fund's Investment Strategy

The fund seeks long-term growth of capital.

The fund normally invests at least 65% of total assets in large U.S. companies (those with market values of $1 billion or more). These investments are primarily common stocks, but may include preferred stocks and securities convertible into common stocks.

The fund invests in securities based on the top research recommendations of the investment advisor's industry research analysts and other investment specialists. In making their recommendations, the analysts and specialists look for companies that have sound finances, effective management, strong product franchises, good business prospects and established competitive positions, among other factors. These may be companies that appear to offer the potential for sustainable above-average growth of earnings or revenues as well as companies whose stock prices appear low in light of other measures of worth, such as price-to-earnings ratios.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented. Typically, the fund's sector weightings closely mirror those of the S&P 500 Index.

The fund normally will sell a stock when the managers believe its fundamental qualities have deteriorated, market conditions have changed, the company no longer qualifies as a large company or it has performed below expectations.

--------------------------------------------------------------------------------

OTHER INVESTMENTS Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt consumer goods makers, or the emergence of new technologies could hurt computer software or hardware companies.

In any given period, either growth stocks or value stocks will generally lag the other; because the fund invests in both, it is likely to lag any fund that focuses on the type of stock that outperforms during that period, and may lag both.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o growth stocks may have above-average volatility or may be out of favor for certain periods

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund may be suitable for investors who are interested in a diversified long-term growth fund that focuses on the advisor's top research recommendations.

The Fund's Performance History

Although past performance isn't necessarily a sign of how a fund will do in the future, it can be valuable for an investor to know. The performance of Class A shares in the bar chart and performance table reflects performance for the period during which the fund was a "limited distribution" fund known as Kemper Research Fund (through 12/31/00). Because the fund did not have significant inflows of capital when it was open only to a limited group of investors, its performance during the periods shown may have been different than if it had operated with a wider distribution.

The bar chart shows the performance figures for the fund's first complete calendar year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower.

The table shows how these performance figures for the fund's Class A, B and C shares compare with a broad-based market index (which, unlike the fund, has no fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


Scudder Research Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                           Class A Shares
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


         1999          29.68


2000 Total Return as of September 30: 1.30%

Best Quarter: 24.57%, Q4 1999              Worst Quarter: -5.99%, Q3 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                                      Since 12/31/98
                                                          1 Year
--------------------------------------------------------------------------------
Class A                                                    22.22
--------------------------------------------------------------------------------
Class B                                                    28.53
--------------------------------------------------------------------------------
Class C                                                    28.53
--------------------------------------------------------------------------------
Index                                                      21.03
--------------------------------------------------------------------------------

The table includes the effects of maximum sales loads.

Index: Standard & Poor's 500 Composite Stock Price Index, an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                      Class A     Class B     Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                  5.75%       None       None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(% of redemption proceeds)                        None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   0.70%      0.70%      0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None       0.75       0.75
--------------------------------------------------------------------------------
Other Expenses**                                  3.10       3.06       3.06
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   3.80       4.51       4.51
--------------------------------------------------------------------------------
Expense Reimbursement                            -2.30      -2.26      -2.26
--------------------------------------------------------------------------------
Net Annual Operating Expenses***                  1.50       2.25       2.25
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

*** By contract, Total Annual Fund Operating Expenses are capped at 1.50%, 2.25% and 2.25% through 1/1/2002 for Class A, Class B and Class C shares, respectively.

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example                      1 Year       3 Years      5 Years       10 Years
--------------------------------------------------------------------------------
Expenses assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares               $719         $1,469       $2,238        $4,241
--------------------------------------------------------------------------------
Class B shares                 628         1,459        2,300         4,213
--------------------------------------------------------------------------------
Class C shares                 328         1,159        2,100         4,492
--------------------------------------------------------------------------------

Expenses assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares               $719         $1,469       $2,238        $4,241
--------------------------------------------------------------------------------
Class B shares                 228         1,159        2,100         4,213
--------------------------------------------------------------------------------
Class C shares                 228         1,159        2,100         4,492
--------------------------------------------------------------------------------

Other Policies And Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval

o As a temporary defensive measure, either of these funds could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal

o The funds may trade securities more actively than many funds, which could mean higher expenses (thus lowering return) and higher taxable distributions For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder Focus Growth Fund                               0.70%
---------------------------------------------------------------------
Scudder Research Fund                                   0.70%
---------------------------------------------------------------------

Portfolio managers

The following people handle the day-to-day management of the funds.


Scudder Focus Growth Fund          Scudder Research Fund

  Valerie F. Malter                  Joann M. Barry
    o Began investment career        Lead Portfolio Manager
      in 1985                          o Began investment career
    o Joined the advisor in 1995         in 1988
    o Joined the fund team in 1998     o Joined the advisor in 1995
                                       o Joined the fund team in 1999

                                     Anne T. Carney
                                       o Began investment career
                                         in 1988
                                       o Joined the advisor in 1992
                                       o Joined the fund team in 2000

                                     Elizabeth D. Smith
                                       o Began investment career
                                         in 1969
                                       o Joined the advisor in 1973
                                       o Joined the fund team in 1998

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).


Scudder Focus Growth Fund(1) -- Class A

                                                       From December 31, 1998
                                    Year ended      (commencement of operations)
                                  August 31, 2000        to August 31, 1999
--------------------------------------------------------------------------------
Net assets value, beginning
of period                            $10.05                     $9.50
                               -------------------------------------------------
--------------------------------------------------------------------------------
Income from investment
operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)    (0.12)                    (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                         4.62                      0.62
                               -------------------------------------------------
--------------------------------------------------------------------------------
Total from investment
operations                             4.50                      0.55
--------------------------------------------------------------------------------
  Net asset value, end of  period    $14.55                    $10.05
                               -------------------------------------------------
--------------------------------------------------------------------------------
  Total return (%) (b) (c)            44.78                    5.79**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                      1,021                       706
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)                 4.96                     2.35*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)                 1.61                     1.85*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                     (0.98)                   (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             149                       64*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Large Company Growth Fund to Scudder Focus Growth Fund.

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Focus Growth Fund(1) -- Class B

                                                       From December 31, 1998
                                    Year ended      (commencement of operations)
                                  August 31, 2000        to August 31, 1999
--------------------------------------------------------------------------------
Net assets value, beginning           $9.99                     $9.50
of period
                               -------------------------------------------------
--------------------------------------------------------------------------------
Income from investment
operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)    (0.21)                    (0.14)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                         4.57                      0.63
                               -------------------------------------------------
--------------------------------------------------------------------------------
Total from investment period           4.36                      0.49
operations
--------------------------------------------------------------------------------
  Net asset value, end of            $14.35                     $9.99

                               -------------------------------------------------
--------------------------------------------------------------------------------
  Total return (%) (b) (c)            43.64                    5.16**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                      1,019                       701
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)                 5.80                     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)                 2.42                     2.77*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                     (1.79)                   (1.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             149                       64*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Large Company Growth Fund to Scudder Focus Growth Fund.

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Focus Growth Fund(1) -- Class C

                                                       From December 31, 1998
                                    Year ended      (commencement of operations)
                                  August 31, 2000        to August 31, 1999
--------------------------------------------------------------------------------
Net assets value, beginning
of period                             $9.99                     $9.50
                               -------------------------------------------------
--------------------------------------------------------------------------------
Income from investment
operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)    (0.22)                    (0.14)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                         4.58                      0.63
                               -------------------------------------------------
--------------------------------------------------------------------------------
Total from investment
operations                             4.36                      0.49
--------------------------------------------------------------------------------
  Net asset value, end of period     $14.35                     $9.99
                               -------------------------------------------------
--------------------------------------------------------------------------------
  Total return (%) (b) (c)            43.64                    5.16**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                      1,007                       701
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions(%)                  5.80                     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)                 2.42                     2.77*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                     (1.79)                   (1.95)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             149                       64*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Large Company Growth Fund to Scudder Focus Growth Fund.

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Research Fund(1) -- Class A

                                                       From December 31, 1998
                                    Year ended      (commencement of operations)
                                  August 31, 2000        to August 31, 1999
--------------------------------------------------------------------------------
Net assets value, beginning          $10.12                     $9.50
of period
                               -------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)    (0.07)                    (0.01)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                         3.26                      0.63
                               -------------------------------------------------
--------------------------------------------------------------------------------
Total from investment
operations                             3.19                      0.62
--------------------------------------------------------------------------------
  Net asset value, end of period     $13.31                    $10.12
                               -------------------------------------------------
--------------------------------------------------------------------------------
  Total return (%) (b) (c)            31.52                    6.53**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                      1,553                     1,083
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)                 3.80                      2.33*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)                 1.49                     1.48*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                     (0.56)                   (0.08)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             101                       78*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Research Fund to Scudder Research Fund.

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Research Fund(1) -- Class B

                                                       From December 31, 1998
                                    Year ended      (commencement of operations)
                                  August 31, 2000        to August 31, 1999
--------------------------------------------------------------------------------
Net assets value, beginning
of period                            $10.06                     $9.50
                               -------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)    (0.16)                    (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                         3.22                      0.63
                               -------------------------------------------------
--------------------------------------------------------------------------------
Total from investment
operations                             3.06                      0.56
--------------------------------------------------------------------------------
  Net asset value, end of period     $13.12                    $10.06
                               -------------------------------------------------
--------------------------------------------------------------------------------
  Total return (%) (b) (c)            30.42                      5.89**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                      1,381                     1,059
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)                 4.51                     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)                 2.30                     2.42*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                     (1.37)                   (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             101                       78*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Research Fund to Scudder Research Fund.

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

Scudder Research Fund(1) -- Class C

                                                       From December 31, 1998
                                    Year ended      (commencement of operations)
                                  August 31, 2000        to August 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net assets value, beginning
of period                            $10.06                     $9.50
                               -------------------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
--------------------------------------------------------------------------------
  Net investment income (loss) (a)    (0.16)                    (0.07)
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                         3.22                      0.63
                               -------------------------------------------------
--------------------------------------------------------------------------------
Total from investment
operations                             3.06                      0.56
--------------------------------------------------------------------------------
  Net asset value, end of period     $13.12                    $10.06
                               -------------------------------------------------
--------------------------------------------------------------------------------
  Total return (%) (b) (c)            30.42                    5.89**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net Assets, end of period
($ in thousands)                      1,381                     1,059
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)                 4.51                     3.27*
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)                 2.31                     2.42*
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                    (1.37)                   (1.02)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             101                       78*
--------------------------------------------------------------------------------

(1) On January 1, 2001, the fund changed its name from Kemper Research Fund to Scudder Research Fund.

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representatives or a representative of your workplace retirement plan or other investment provider.

Choosing A Share Class

Offered in this prospectus are three share classes for the fund. Each class has its own fees and expenses, offering you a choice of cost structures. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------

Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual expenses are lower than
                                            those for Class B or Class C
o No distribution fee
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charges declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years after
                                            purchase, which means lower annual
o 0.75% distribution fee                    expenses going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 0.75% distribution fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a sales charge that varies with the amount you invest:


                        Sales charge as a %  Sales charge as a % of
Your investment          of offering price   your net investment
---------------------------------------------------------------------
Up to $50,000            5.75%               6.10%
---------------------------------------------------------------------
$50,000-$99,999          4.50                4.71
---------------------------------------------------------------------
$100,000-$249,999        3.50                3.63
---------------------------------------------------------------------
$250,000-$499,999        2.60                2.67
---------------------------------------------------------------------
$500,000-$999,999        2.00                2.04
----------------------------------------------------------------------
$1 million or more       See below and next page
----------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o    reinvesting dividends or distributions

o    investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:


Year after you bought shares        CDSC on shares you sell
---------------------------------------------------------------------
First year                          4.00%
---------------------------------------------------------------------
Second or third year                3.00
---------------------------------------------------------------------
Fourth or fifth year                2.00
---------------------------------------------------------------------
Sixth year                          1.00
---------------------------------------------------------------------
Seventh year and later              None (automatic conversion
                                    to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:


Year after you bought shares        CDSC on shares you sell
---------------------------------------------------------------------
First year                          1.00%
---------------------------------------------------------------------
Second year and later               None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."


--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $100 or more for regular accounts

$250 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan, payroll deduction or
                                          direct deposit
--------------------------------------------------------------------------------
Through a financial representative
                                          o Contact your representative using
o Contact your representative using the     the method that's most convenient
  method that's most convenient for you     for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check and an investment slip
                                            to us at the appropriate address
o Send it to us at the appropriate          below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments, call
                                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Follow the instructions at              o Follow the instructions at
  www.kemper.com                            www.kemper.com
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Regular mail:

Kemper Funds, PO Box 219153, Kansas City, MO 64121-9153

Express, registered or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.


--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
                                          over $50,000, can only be ordered in
$100 or more for exchanges between        writing with a signature guarantee; if
existing accounts                         you're in doubt, see page 29
--------------------------------------------------------------------------------
Through a financial representative
                                          o Contact your representative by the
o Contact your representative by the        method that's most convenient for
  method that's most convenient for you     you
--------------------------------------------------------------------------------
By phone or wire
                                          o Call (800) 621-1048 for instructions
o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With a systematic exchange plan           With a systematic withdrawal plan

o To set up regular exchanges from a      o To set up regular cash payments from
  Kemper fund account, call                 a Kemper fund account, call
  (800) 621-1048                            (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Follow the instructions at              o Follow the instructions at
  www.kemper.com                            www.kemper.com
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper or Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because your shares can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are normally completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $50,000 worth of shares or send the proceeds to a third party or to a new address you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www.kemper.com to get up-to-date information, review balances or even place orders for exchanges.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o    the death or disability of an account owner (including a joint owner)

o    withdrawals made through a systematic withdrawal plan

o    withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer is waiving the applicable commission

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder or Kemper fund and then decide to invest with Scudder or Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder or Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder or Kemper. You'll also be reimbursed (in the form of fund shares) for any CDSC you paid when you sold your shares. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is received in proper form, although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each fund in this prospectus, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class of each fund uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------        = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

For each fund and share class in this prospectus, the price at which you sell shares is also the NAV, although for Class B and Class C investors a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions And Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to pay dividends and distributions to shareholders in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:


Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions received from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions received from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Corporations may be able to take a dividends- received deduction for a portion of income dividends they receive.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. For more copies, call (800) 621-1048.

Statements of Additional Information (SAIs) -- These tell you more about each fund's features and policies, including additional risk information. The SAIs are incorporated by reference into this document (meaning that they're legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Kemper or the SEC. If you're a shareholder and have questions, please contact Kemper (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

SEC                                     Scudder Funds c/o
450 Fifth Street, N.W.                  Kemper Distributors, Inc.
Washington, DC 20549-0102               222 South Riverside Plaza
www.sec.gov                             Chicago, IL 60606-5808
Tel (202) 942-8090                      www.kemper.com
                                        Tel (800) 621-1048

SEC File Numbers
Scudder Focus Growth Fund               811-09057
Scudder Research Fund                   811-09057




Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048

                                                                       LONG TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT TERM
                                                                       WORLD(SM)

                  January 1, 2001

Prospectus

Mutual funds:
o        are not FDIC-insured
o        have no bank guarantees
o        may lose value

                                            Kemper Small Cap Value + Growth Fund

                         The Securities and Exchange Commission has not approved
                                  or disapproved these securities or passed upon
                             the adequacy of this prospectus. Any representation
                                          to the contrary is a criminal offense.


ThIS fund is available only to employees of ZURICH Scudder Investments, Inc. in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York.

CONTENTS

Kemper Small Cap Value+Growth Fund.................................3
ABOUT YOUR INVESTMENT.............................................11
     Choosing a share class.......................................11
     Rule 12b-1 plan..............................................12
     Special features.............................................12
     Buying shares................................................14
     Selling and exchanging shares................................19
     Distributions and taxes......................................23
     Transaction information......................................24
FINANCIAL HIGHLIGHTS..............................................27

Kemper Small Cap Value+Growth Fund

Investment objective

Kemper Small Cap Value+Growth Fund seeks long-term capital appreciation. Although major changes tend to be infrequent, the fund's Board could change its investment objective without seeking shareholder approval.

Main investment strategies

The fund pursues its objective by investing primarily in a diversified portfolio of domestic small company value and small company growth stocks. Under normal circumstances, no more than 75% of the portfolio will be invested in either of small company value stocks or small company growth stocks.


Under normal market conditions, the fund invests at least 65% of its total assets in securities of companies that are similar in size to those comprising the Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. Generally, small companies are those with market capitalizations of less than $1.5 billion. As of December 15, 2000, companies in which the fund invests have a median market capitalization of approximately $364 million. The fund's principal investments are common stocks traded on the New York Stock Exchange, the American Stock Exchange or the Nasdaq National Market System.

Value stocks are stocks that tend to have low price-to-earnings ratios. The fund invests in those value stocks which the Advisor believes are undervalued in relation to their earnings potential. Securities may be undervalued as a result of overreaction by investors to actual or anticipated unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions.

Growth stocks are stocks of companies with above-average earnings growth potential. Growth stocks in which the fund invests tend to have high price-to-earnings ratios but have an earnings potential which the Advisor believes justifies the price.

The Advisor uses quantitative research to identify small companies with above-average return potential and to determine the allocation between value and growth stocks in the fund's portfolio. The quantitative research focuses on the following attributes in determining which securities may be attractive investments:


o        valuations;

o        earnings trends;

o        future earnings potential; or

o        a company's financial strength.

The fund typically sells a security if:

o the company's market capitalization exceeds the market capitalization of the largest company in the Russell 2000 Index;

o        the  portfolio   management  team  believes  the  security  has  become
         unattractive on a valuation basis;

o        the company's earnings trends have deteriorated;

o        the company's outlook for future earnings is uncertain; or

o        the security has not met the portfolio management team's expectations.

Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Other investments

To a more limited extent, the fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The fund may, but is not required to, use derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the fund may invest without limit in cash and cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its objective.

Main risks

The fund's principal risks are associated with investing in the stock market and the portfolio management team's skill in managing the fund's portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. The fund's returns and net asset value will go up and down. Stock market movements will affect the fund's share prices on a daily basis. Declines in value are possible both in the overall stock market and in the types of securities held by the fund.

While small company stocks have historically outperformed large company stocks, they also have been subject to greater investment risk. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments.
Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares generally trade less frequently than large companies, it may be more difficult for the fund to buy and sell significant amounts of small company shares without having an unfavorable impact on the shares' market price.

Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity.

Investing in value stocks involves the subjective determination that a stock is undervalued; the market may not agree, and a stock's price may not rise to what the portfolio management team believes is its full value. It may even decrease in value.

The  fund's  policy  of  investing  in both  value  and  growth  stocks of small
capitalization   companies  may  lead  it  to  underperform  in  a  market  that particularly favors value, growth or large capitalization stocks.

The portfolio management team's skill in choosing appropriate investments for the fund will determine in large part the fund's ability to achieve its investment objective.


There are market and investment risks with any security. The value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

Past Performance


The chart and the table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed and compares this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. All figures assume reinvestment of dividends and distributions.

Total returns for year ended December 31, 1999

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE:

BAR CHART DATA:

1999      -0.21%


For the period included in the bar chart, the fund's highest return for a calendar quarter was 16.82% (the second quarter of 1999), and the funds' lowest return for a calendar quarter was -10.53% (the first quarter of 1999).

The fund's year-to-date total return as of September 30, 2000 was 1.90%.

Average Annual Total Returns

 For periods ended                                                      Russell
 December 31, 1999            Class A         Class B      Class C    2000 Index
 -----------------            -------         -------      -------    ----------

 One Year                      -0.21%         -1.15%        -1.15%      21.26%

 Since December 31, 1998       -0.21%         -1.15%        -1.15%      21.26%
 (Inception of the Fund)


The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. Index returns assume reinvestment of dividends and, unlike the fund, do not reflect any fees, expenses or sales charges.

Fee and Expense Information


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


--------------------------------------------------------------------------------
Shareholder fees: Fees paid directly from your investment
--------------------------------------------------------------------------------
                                                 Class A    Class B    Class C
--------------------------------------------------------------------------------
 Maximum Sales Charge (Load) Imposed on
   Purchases (as % of offering price)             5.75%       None      None
--------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
   (as % of redemption proceeds)                 None(1)    4.00%(2)  1.00%(2)
--------------------------------------------------------------------------------
Annual fund operating expenses: Expenses that are deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.75%      0.75%       0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                          None      0.75%       0.75%
--------------------------------------------------------------------------------
Other Expenses                                    9.70%      9.70%       9.68%
                                                  -----      -----       -----
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                  10.45%     11.20%     11.18%
--------------------------------------------------------------------------------

(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege (for purchases totaling at least $1,000,000) may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.


(2) The contingent deferred sales charges on Class B shares are as follows, measured from the date of purchase: 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, 1% in the sixth year and eliminated thereafter. A contingent deferred sales charge of 1% is applicable to Class C shares redeemed within one year of purchase.


* Total Annual Operating Expenses are temporarily capped at 1.60%, 2.50% and 2.50% for Class A, Class B and Class C shares, respectively. This arrangement may be discontinued at any time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "total annual fund operating expenses" remaining the same each year. Actual fund expenses and returns vary from year to year, and may be higher or lower than those shown.


--------------------------------------------------------------------------------
Fees and expenses if you sold shares       Fees and expenses if you did not sell
after:                                     your shares:
--------------------------------------------------------------------------------
           Class A    Class B    Class C              Class A  Class B   Class C
--------------------------------------------------------------------------------
1 Year      $1533      $1485      $1183    1 Year      $1533     $1085     $1083
--------------------------------------------------------------------------------
3 Years     $3295      $3358      $3054    3 Years     $3295     $3058    $30540
--------------------------------------------------------------------------------
5 Years     $4871      $4994      $4788    5 Years     $4871     $4794     $4788
--------------------------------------------------------------------------------
10 Years    $8117      $8133      $8268    10 Years    $8117     $8133     $8268
--------------------------------------------------------------------------------

Advisor

The fund retains the investment management firm of Zurich Scudder Investments, Inc., 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the fund's Board. The Advisor manages the fund's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. The Advisor is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

The Advisor receives a management fee from the fund. The actual rate paid by the fund for the fiscal period ended September 30, 2000, as a percentage of average daily net assets, was 0%*.

*Reflecting the effect of expense limitations and/or fee waivers then in effect.

Portfolio management

The following investment professionals are associated with the fund:


Name & Title         Responsibilities and Background
-------------------------------------------------------------------
James M. Eysenbach,   Began investment career in 1984
Lead Portfolio        Joined the Advisor in 1991
Manager               Joined the fund team in 1998
-------------------------------------------------------------------
Calvin S. Young,      Began investment career in 1988
Portfolio Manager     Joined the Advisor in 1990
                      Joined the fund team in 1998
-------------------------------------------------------------------
Jennifer P. Carter,   Began investment career in 1988
Portfolio Manager     Joined the Advisor in 1992
                      Joined the fund team in 2000
-------------------------------------------------------------------

ABOUT YOUR INVESTMENT


The fund is available only to Zurich Scudder Investments, Inc. employees in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York. It is contemplated that, in the future, the fund's shares may be sold to the public, in which case the inflow of additional capital may make it more difficult for the fund's management to implement the fund's investment strategies and for the fund to maintain its level of performance.


Choosing a share class

The fund is composed of three classes of shares.  All classes of the fund have a
common  investment  objective  and  investment  portfolio.   The  fund  provides
investors with the option of purchasing shares in the following ways:

Class A Shares             Offered  at net  asset  value  plus a  maximum  sales
                           charge of 5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class
                           A shares purchased at net asset value under the Large
                           Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed during the second year after purchase.

Class B Shares             Offered at net asset value  without an initial  sales
                           charge,   but   subject   to  a  0.75%   Rule   12b-1
                           distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class
                           B shares  automatically  convert  into Class A shares
                           (which have lower ongoing expenses) six years after purchase.

Class C Shares             Offered at net asset value  without an initial  sales
                           charge,   but   subject   to  a  0.75%   Rule   12b-1
                           distribution  fee and a 1% contingent  deferred sales
                           charge  on  redemptions   made  within  one  year  of
                           purchase. Class C shares do not convert into another class.

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of the fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative or Kemper at the address or phone number as indicated on the back cover of this prospectus. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 plan

The fund has adopted a plan under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by Kemper Distributors, Inc., as principal underwriter, to pay for distribution and other services provided to shareholders of those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term Class B and Class C shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although Kemper Distributors, Inc. believes that it is unlikely, in the case of Class B shares, because of the automatic conversion feature of those shares.

Special features

Class A Shares -- Combined Purchases. The fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors, Inc. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of the fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of most (but not necessarily all) Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Large Order NAV Purchase Privilege. Class A shares of the fund may also be purchased at net asset value by any purchaser provided that the amount invested in such fund or other Kemper Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described above (the "Large Order NAV Purchase Privilege").


Exchange Privilege -- General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Funds. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). Shares of a Kemper Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.


For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

The fund reserves the right to terminate or modify this privilege at any time.

Buying shares

You may purchase shares of the fund by contacting the securities dealer or other financial services firm from whom you received this prospectus.


This fund is currently available only to employees of Zurich Scudder Investments, Inc. in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York.


Class A Shares

Public                                                             Sales Charge
Offering Price                                    Sales Charge     as a % of Net
Including                                         as a % of           Amount
Sales Charge     Amount of Purchase               Offering Price*   Invested**
------------     ------------------               ---------------   ----------
                 Less than $50,000                   5.75%            6.10%
                 $50,000 but less than $100,000      4.50             4.71
                 $100,000 but less than $250,000     3.50             3.63
                 $250,000 but less than $500,000     2.60             2.67
                 $500,000 but less than $1 million   2.00             2.04
                 $1 million and over                 0.00***          0.00***

                  *        Includes front-end sales load.

                  **       Rounded to the nearest one-hundredth percent.

                  *** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV               Class A shares of a fund may be purchased at net asset value
Purchases         by:

                  o Shareholders in connection with the investment or reinvestment of income and capital gain dividends;

                  o Any purchaser with Kemper Funds investment totals of at least $1,000,000;

                  o Unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;


                  o Officers, trustees, directors, employees (including retirees) and sales representatives of a fund, its advisor, its principal underwriter or certain affiliated companies, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for such persons;


                  o Persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

                  o Registered representatives and employees of broker-dealers having selling group agreements with Kemper Distributors, Inc. or any trust, pension, profit-sharing or other benefit plan for such persons;

                  o Officers, directors, and employees of service agents of the fund;

                  o Members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL);

                  o Selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the fund pursuant to an agreement with Kemper Distributors, Inc. or one of its affiliates;

                  o Certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, Inc., for themselves or members of their families;

                  o In connection with the acquisition of the assets of or merger or consolidation with another investment company;

                  o Shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families or any trust, pension, profit-sharing or other benefit plan for only such persons;

                  o Persons who purchase shares of a fund through Kemper Distributors, Inc. as part of an automated billing and wage deduction program administered by RewardsPlus of America;

                  o Through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agents for their clients, that adhere to certain standards established by Kemper Distributors, Inc., including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services;

Contingent                 A  contingent  deferred  sales  charge may be imposed
Deferred  Sales            upon redemption of Class A shares purchased under the
Charge                     Large Order NAV Purchase Privilege as follows:  1% if
                           they are  redeemed  within one year of  purchase  and
                           0.50% if redeemed  during the second  year  following
                           purchase.   The  charge  will  not  be  imposed  upon
                           redemption   of   reinvested   dividends   or   share
                           appreciation. The contingent deferred sales charge will be waived in the event of:

                           o        Redemptions   under  a   fund's   Systematic
                                    Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

                           o        Redemption   of  shares  of  a   shareholder
                                    (including a registered joint owner) who has died;

                           o Redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

                           o Redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors, Inc., that the dealer waives the commission applicable to such Large Order NAV Purchase.

Rule 12b-1 Fee             None

Exchange                   Class A shares  may be  exchanged  for each  other at
Privilege                  their  relative  net  asset  values.  Shares of Money
                           Market Funds and Kemper Cash  Reserves  Fund acquired
                           by  purchase  (not  including   shares   acquired  by
                           dividend reinvestment) are subject to the applicable sales charge on exchange.

                           Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

Class B Shares

Public Offering   Net asset value per share without any sales charge at the time
Price             of purchase A contingent  deferred sales charge may be imposed
Contingent        upon  redemption  of Class B shares.  There is no such  charge
Deferred Sales    upon  redemption  of  any  share  appreciation  or  reinvested
Charge            dividends.  The charge  is  computed at  the  following  rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                  Year of Redemption
                  After Purchase:      First Second  Third  Fourth  Fifth  Sixth
                  --------------------------------------------------------------
                  Contingent Deferred

                  Sales Charge:        4%    3%      3%     2%      2%     1%
                   -------------------------------------------------------------

                  The contingent deferred sales charge will be waived:

                  o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts);

                  o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in the Internal Revenue Code (the "Code") Section 72(t)(2)(A)(iv) prior to age 59 1/2;

                  o        for   redemptions   made  pursuant  to  a  systematic
                           withdrawal plan;

                  o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed;

                  o        in  the  event  of  the  death  of  the   shareholder
                           (including a registered joint owner).

Rule 12b-1 Fee    0.75%

Conversion        Class B shares of a fund will automatically convert to Class A
Feature           shares of the same fund six years after  issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange          Class B shares  of a fund and  Class B shares  of most  Kemper
Privilege         Funds may be  exchanged  for each other at their  relative net asset values without a contingent deferred sales charge.

Class C Shares

Public Offering   Net asset value per share without any sales charge at the time
Price             of purchase

Contingent        A contingent  deferred  sales charge of 1% may be imposed upon
Deferred          redemption  of  Class C  shares  redeemed  within  one year of
Sales Charge      purchase.  The charge will not be imposed upon  redemption  of reinvested dividends or share appreciation. The contingent deferred sales charge will be waived in the event of:

                  o redemption of shares of a shareholder (including a registered joint owner) who has died;

                  o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration);

                  o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account;

                  o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Rule 12b-1 Fee    0.75%

Conversion
Feature           None

Exchange          Class C shares  of a fund and  Class C shares  of most  Kemper
Privilege         Funds may be  exchanged  for each other at their  relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge.

Selling and exchanging shares

General

Contact your securities dealer or other financial services firm to arrange for share redemptions or exchanges.


Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 219153, Kansas City, Missouri 64121-9153.


An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Mutual Fund.


The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 2000 will be eligible for the second year's charge if redeemed on or after December 1, 2001. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. Kemper Distributors, Inc. receives any contingent deferred sales charge directly.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with Kemper Service Company, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions


If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Kemper Service Company with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact Kemper Service Company by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The fund reserves the right to terminate or modify this privilege at any time.


Repurchases


A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to Kemper Distributors, Inc., which the fund has authorized to act as its agent. There is no charge by Kemper Distributors, Inc. with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions

If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by Kemper Service Company prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of a class of a fund effective on that day and normally the proceeds will be sent to the designated account the following business day, subject to a fund's redemption policy set forth in "Redemption-in-Kind." Once authorization is on file, Kemper Service Company will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to Kemper Service Company with signatures guaranteed as described above or contact the firm through which shares of the fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact Kemper Service Company by telephone, it may be difficult to use the expedited redemption privilege. The fund reserves the right to terminate or modify this privilege at any time.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption.

Distributions and taxes

Dividends and capital gains distributions

The fund will normally distribute annual dividends of net investment income and any net realized short-term and long-term capital gains.

Income and capital gains dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, Kemper Service Company, a shareholder may select one of the following options:

(1) To receive income and short-term capital gains dividends in cash and long-term capital gains dividends in shares of the same class at net asset value; or

(2)      To receive income and capital gains dividends in cash.

Any dividends of the fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, by writing to Kemper Service Company, you may choose to have dividends of a fund invested in shares of the same class of another Kemper fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The fund will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Distributions are generally taxable, whether received in cash or reinvested.

Taxes

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable to shareholders as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable to a shareholder as if paid on December 31 of the calendar year in which they were declared.

A sale or exchange of a shareholder's shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long the shareholder owned the shares.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to you.

The fund sends shareholders detailed tax information about the amount and type of its distributions by January 31 of the following year.

The fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders if shareholders fail to provide the fund with their correct taxpayer identification number or to make required certifications, or if shareholders have been notified by the Internal Revenue Service that they are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.


Shareholders of a fund may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. Shareholders should consult their tax advisors regarding the particular tax consequences of an investment in a fund.


Transaction information

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each day the New York Stock Exchange is open for trading.

Market prices are used to determine the value of the fund's assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

The net asset value per share of the fund is the value of one share and is determined separately for each class by dividing the value of the fund's total assets attributable to that class, less all liabilities of that class, by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the fund will generally be lower than that of the Class A shares of the fund because of the higher annual expenses borne by the Class B and Class C shares.

Processing time


All requests to buy and sell shares that are received in good order by the fund's transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the fund's transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.


Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which a fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees


A signature guarantee is required unless you sell $50,000 worth of shares or less and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The fund will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).


Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The fund and its distributor each reserve the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. The fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, the fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for the fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Because of the high cost of maintaining small accounts, the fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment plan, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Third party transactions

If you buy and sell shares of the fund through a member of the National Association of Securities Dealers, Inc. (other than the fund' distributor, Kemper Distributors, Inc.), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The fund reserves the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities ("redemptions in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.


Householding

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-621-1048.

FINANCIAL HIGHLIGHTS


The table below is intended to help you understand the fund's financial performance for the periods reflected below. Certain information reflects the financial results for a single fund share. The total return figures show what a shareholder in the fund would have earned (or lost) assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request by calling Kemper at 1-800-621-1048.


Kemper Small Cap Value+Growth Fund

                                                   --------------------------------------
                                                                  Class A
                                                   --------------------------------------
                                                                      From December 31,
                                                    Year ended       1998 (commencement
                                                    August 31,        of operations) to
                                                       2000            August 31, 1999
-------------------------------------------------- ---------------- ---------------------
Net assets value, beginning of period                   $9.48               9.50
-------------------------------------------------- ---------------- ---------------------
Income (loss) from investment operations:
-------------------------------------------------- ---------------- ---------------------
Net investment income (loss) (a)                       (0.06)              (0.04)
-------------------------------------------------- ---------------- ---------------------
Net realized and unrealized gain (loss) on
investment transactions                                 0.52                0.02
-------------------------------------------------- ---------------- ---------------------
Total from investment operations                        0.46               (0.02)
-------------------------------------------------- ---------------- ---------------------
Less distribution from:
-------------------------------------------------- ---------------- ---------------------
Net realized gains on investment transactions          (0.01)               --
-------------------------------------------------- ---------------- ---------------------
Total distributions                                    (0.01)               --
-------------------------------------------------- ---------------- ---------------------
Net asset value, end of period                          $9.93               9.48
-------------------------------------------------- ---------------- ---------------------
Total return(%) (b)(c)                                  4.86              (.21)**
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net Assets, end of period ($ in thousands)               349                332
-------------------------------------------------- ---------------- ---------------------
Ratio of expenses before expense reductions(%)          10.52              4.49*
-------------------------------------------------- ---------------- ---------------------
Ratio of expenses after expense reductions(%)           1.61               1.63*
-------------------------------------------------- ---------------- ---------------------
Ratio of net investment income (loss)(%)                (.65)              (.62)*
-------------------------------------------------- ---------------- ---------------------
Portfolio turnover rate (%)                              54                 36*
-------------------------------------------------- ---------------- ---------------------


                                       27

                                                   --------------------------------------
                                                                  Class B
                                                   --------------------------------------
                                                                      From December 31,
                                                    Year ended       1998 (commencement
                                                    August 31,        of operations) to
                                                       2000            August 31, 1999
-------------------------------------------------- ---------------- ---------------------
Net assets value, beginning of period                   $9.42               9.50
-------------------------------------------------- ---------------- ---------------------
Income (loss) from investment operations:
-------------------------------------------------- ---------------- ---------------------
Net investment income (loss) (a)                       (0.14)              (0.09)
-------------------------------------------------- ---------------- ---------------------
Net realized and unrealized gain (loss) on
investment transactions                                 0.51                0.01
-------------------------------------------------- ---------------- ---------------------
Total from investment operations                        0.37               (0.08)
-------------------------------------------------- ---------------- ---------------------
Less distribution from:
-------------------------------------------------- ---------------- ---------------------
Net realized gains on investment transactions          (0.01)               --
-------------------------------------------------- ---------------- ---------------------
Total distributions                                    (0.01)               --
-------------------------------------------------- ---------------- ---------------------
Net asset value, end of period                          $9.78               9.42
-------------------------------------------------- ---------------- ---------------------
Total return(%) (b)(c)                                  3.94              (.84)**
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net Assets, end of period ($ in thousands)               344                331
-------------------------------------------------- ---------------- ---------------------
Ratio of expenses before expense reductions(%)          11.27              5.38*
-------------------------------------------------- ---------------- ---------------------
Ratio of expenses after expense reductions(%)           2.51               2.52*
-------------------------------------------------- ---------------- ---------------------
Ratio of net investment income (loss)(%)               (1.55)             (1.51)*
-------------------------------------------------- ---------------- ---------------------
Portfolio turnover rate (%)                              54                 36*
-------------------------------------------------- ---------------- ---------------------


                                       28


                                                   --------------------------------------
                                                                  Class C
                                                   --------------------------------------
                                                                      From December 31,
                                                    Year ended       1998 (commencement
                                                     August 31,       of operations) to
                                                        2000           August 31, 1999
-------------------------------------------------- ---------------- ---------------------
Net assets value, beginning of period                   $9.42               9.50
-------------------------------------------------- ---------------- ---------------------
Income (loss) from investment operations:
-------------------------------------------------- ---------------- ---------------------
Net investment income (loss) (a)                       (0.14)              (0.09)
-------------------------------------------------- ---------------- ---------------------
Net realized and unrealized gain (loss) on
investment transactions                                 0.51                0.01
-------------------------------------------------- ---------------- ---------------------
Total from investment operations                        0.37               (0.08)
-------------------------------------------------- ---------------- ---------------------
Less distribution from:
-------------------------------------------------- ---------------- ---------------------
Net realized gains on investment transactions          (0.01)               --
-------------------------------------------------- ---------------- ---------------------
Total distributions                                    (0.01)               --
-------------------------------------------------- ---------------- ---------------------
Net asset value, end of period                          $9.78               9.42
-------------------------------------------------- ---------------- ---------------------
Total return(%) (b)(c)                                  3.94              (.84)**
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------
Net Assets, end of period ($ in thousands)               344                331
-------------------------------------------------- ---------------- ---------------------
Ratio of expenses before expense reductions(%)          11.25              5.38*
-------------------------------------------------- ---------------- ---------------------
Ratio of expenses after expense reductions(%)           2.51               2.52*
-------------------------------------------------- ---------------- ---------------------
Ratio of net investment income (loss)(%)               (1.55)             (1.51)*
-------------------------------------------------- ---------------- ---------------------
Portfolio turnover rate (%)                              54                 36*
-------------------------------------------------- ---------------- ---------------------

(a)      Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c)      Total return does not reflect the effect of any sales charges.

*        Annualized

**       Not annualized

Additional information about the fund may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries can be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more information on fund investments and operations. The Shareholder Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the fund's performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:


--------------------------------------------------------------------------------
By Phone         Call Kemper at: 1-800-621-1048
--------------------------------------------------------------------------------
By Mail          Kemper Distributors, Inc.
                 222 South Riverside Plaza
                 Chicago, IL 60606-5808

                 Or

                 Public Reference Section
                 Securities and Exchange Commission
                 Washington, D.C. 20549-0102
                 (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person        Public Reference Room
                 Securities and Exchange Commission
                 Washington, D.C.
                 (Call 1-202-942-8090 for more information.)
--------------------------------------------------------------------------------
By Internet      http://www.sec.gov
                 http://www.kemper.com
                 http://www.publicinfo.gov (a duplicating fee is charged)
--------------------------------------------------------------------------------



The Statement of Additional Information dated January 1, 2001 is incorporated by reference into this prospectus (is legally a part of this prospectus).


Scudder Investors Trust
Investment Company Act file number: 811-09057

                                                                SCUDDER
                                                                INVESTMENTS (SM)
                                                                [LOGO]

     January 1, 2001

Prospectus


                                                      Scudder S&P 500 Stock Fund

                                                      Advisor Classes A, B and C


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------


    How the Fund Works                           How to Invest in the Fund


     4  The Fund's Investment Strategy           12  Choosing a Share Class

     5  The  Main Risks of Investing             17  How to Buy Shares
        in the Fund
                                                 18  How to Exchange or Sell
     6  The Fund's Performance History               Shares

     7  How Much Investors Pay                   19  Policies You Should Know
                                                     About
     8  Other Policies and Risks
                                                 26  Understanding Distributions
     9  Who Manages and Oversees                     and Taxes
        the Fund

    10  Financial Highlights


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Zurich Scudder Investments, Inc. The Scudder S&P 500 Stock Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

How the Fund Works

On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                               Class A     Class B     Class C

                             ticker symbol     KSAAX       KSABX       KSACX
                               fund number     155         255         355


Scudder S&P 500 Stock Fund
--------------------------------------------------------------------------------

The Fund's Investment Strategy

The fund seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The fund seeks to match, as closely as possible before expenses, the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. It does this by investing at least 80% of total assets in common stocks included in the Index.

In choosing stocks, the fund uses an indexing strategy. The fund buys the largest stocks of the S&P 500 Index in roughly the same proportion as the index. With the smaller stocks of the S&P 500 Index, the portfolio managers use a statistical process known as sampling to select stocks whose overall performance is expected to be similar to that of the smaller companies in the S&P 500 Index.

The fund seeks to keep the composition of its portfolio similar to the S&P 500 Index in industry distribution, market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields). Over the long term, the portfolio managers seek a correlation between the performance of the fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

The fund will normally sell a stock when it is removed from the S&P 500 Index or as a result of the fund's statistical process.

--------------------------------------------------------------------------------
OTHER INVESTMENTS The fund may invest up to 20% of total assets in stock index futures and options, as well as short-term debt securities. The fund typically invests new flows of money in index futures in order to gain immediate exposure to the S&P 500 Index.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The fund's index strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks failed to track the index or because of the effects of fund expenses or shareholder transactions.

The fund's index strategy also means that it does not have the option of using defensive investments or other management actions to reduce the fund's exposure to a declining market.

Another factor that could affect performance is that:

o     derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in a fund that is designed to avoid substantially underperforming the overall large-cap stock market.

The Fund's Performance History

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                        Class A   Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                  4.50%     None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load)
(% of redemption proceeds)                       None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                   0.39%     0.39%      0.39%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                         None      0.75       0.75
--------------------------------------------------------------------------------
Other Expenses                                   2.80      3.04       2.99
--------------------------------------------------------------------------------
Total Annual Operating Expenses                  3.19      4.18       4.13
--------------------------------------------------------------------------------
Expense Reimbursement                            2.19      2.38       2.35
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                  1.00      1.80       1.78
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** By contract, total operating expenses are capped at 1.00%, 1.75% and 1.75% through 4/3/2001 for Class A, B and C shares, respectively. Additionally, by contract, total operating expenses are capped at 1.00%, 1.80% and 1.78% through 1/1/2002 for Class A, B and C shares, respectively.

Based on the costs above (including one year of capped expenses in each period), this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                      1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                $547        $1,193       $1,861       $3,642
--------------------------------------------------------------------------------
Class B shares                 583         1,353        2,137        3,807
--------------------------------------------------------------------------------
Class C shares                 281         1,041        1,916        4,171
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                $547        $1,193       $1,861       $3,642
--------------------------------------------------------------------------------
Class B shares                 183         1,053        1,937        3,807
--------------------------------------------------------------------------------
Class C shares                 181         1,041        1,916        4,171
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

The fund's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.


The advisor receives a management fee from the fund as shown below. For the most recent fiscal period, the actual amount the fund paid in management fees was 0.00%* of its average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.


--------------------------------------------------------------------------------
Investment Management Fee Schedule
--------------------------------------------------------------------------------

Fund Net Assets                                 Annual Rate
--------------------------------------------------------------------------------
$0-$100 million                                 0.40%
--------------------------------------------------------------------------------
$100 million-$200 million                       0.36
--------------------------------------------------------------------------------
More than $200 million                          0.34
--------------------------------------------------------------------------------

The fund's subadvisor is Bankers Trust Company, 885 Third Avenue, 32nd Floor, New York, NY. Bankers Trust Company provides a full range of investment advisory services to institutional clients. Bankers Trust Company serves as investment advisor to ten other investment companies and as subadvisor to five other investment companies. Bankers Trust Company receives a subadvisory fee from Zurich Scudder as shown below.

--------------------------------------------------------------------------------
Subadvisor Management Fee Schedule
--------------------------------------------------------------------------------

Fund Net Assets                                 Annual Rate
--------------------------------------------------------------------------------
$0-$100 million                                 0.07%
--------------------------------------------------------------------------------
$100 million-$200 million                       0.03
--------------------------------------------------------------------------------
More than $200 million                          0.01
--------------------------------------------------------------------------------

Financial Highlights

This table is designed to help you understand the fund's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).


Scudder S&P 500 Stock Fund(1)


---------------------------------------------------------------------------------------------
Per share operating performance                          Class A       Class B       Class C
---------------------------------------------------------------------------------------------
                                                         2000(a)       2000(a)       2000(a)
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $9.50         $9.50         $9.50
Income from investment operations:
  Net investment income (b)                              0.03          0.00          0.00
  Net realized and unrealized gain (loss) on
  investment transactions                                0.06          0.07          0.07
                                                       --------------------------------------
  Total from investment operations                       0.09          0.07          0.07
Net asset value, end of period                          $9.59         $9.57         $9.57
                                                       --------------------------------------
Total return (%) (c) (d)                                 0.95**        0.74**        0.74**
---------------------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
---------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                21,781         2,525         2,331
Ratio of expenses before expense reductions (%)          3.19*         4.18*         4.13*
Ratio of expenses after expense reductions (%)           1.00*         1.75*         1.75*
Ratio of net investment income (%)                       0.90*         0.09*         0.09*
Portfolio turnover rate (%)                                43*           43*           43*
---------------------------------------------------------------------------------------------


(1) On January 1, 2001, the fund changed its name from Kemper S&P 500 Index Fund to Scudder S&P 500 Stock Fund.


*     Annualized

**    Not annualized

(a)   For the period April 3, 2000 (commencement of operations) to August 31,
      2000.

(b)   Based on monthly average shares outstanding during the period.

(c)   Total return does not reflect the effect of sales charge.

(d)   Total return would have been lower had certain expenses not been waived.

Investing in the Fund


The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class


Offered in this prospectus are three share classes for the fund. Each class has its own fees and expenses, offering you a choice of cost structures. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.


--------------------------------------------------------------------------------
Classes and features                       Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50%,            o Some investors may be able to
  charged when you buy shares                reduce or eliminate their sales
                                             charges; see next page
o In most cases, no charges when you
  sell shares                              o Total annual operating expenses are
                                             lower than those for Class B or
o No distribution fee                        Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares           o The deferred sales charge rate
                                             falls to zero after six years
o Deferred sales charge of up to 4.00%,
  charged when you sell shares you         o Shares automatically convert to
  bought within the last six years           Class A after six years, which
                                             means lower annual expenses going
o 0.75% distribution fee                     forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares           o The deferred sales charge rate is
                                             lower, but your shares never
o Deferred sales charge of 1.00%,            convert to Class A, so annual
  charged when you sell shares you           expenses remain higher
  bought within the last year

o 0.75% distribution fee
--------------------------------------------------------------------------------

Class A shares

Class A shares have a sales charge that varies with the amount you invest:

                          Sales charge as a %       Sales charge as a %
Your investment           of offering price         of your net investment
--------------------------------------------------------------------------------
Up to $100,000            4.50                      4.71
--------------------------------------------------------------------------------
$100,000-$249,999         3.50                      3.63
--------------------------------------------------------------------------------
$250,000-$499,999         2.60                      2.67
--------------------------------------------------------------------------------
$500,000-$999,999         2.00                      2.04
--------------------------------------------------------------------------------
$1 million or more        see below and next page
--------------------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o     reinvesting dividends or distributions

o     investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper Service Company can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares                CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                  4.00%
--------------------------------------------------------------------------------
Second or third year                        3.00
--------------------------------------------------------------------------------
Fourth or fifth year                        2.00
--------------------------------------------------------------------------------
Sixth year                                  1.00
--------------------------------------------------------------------------------
Seventh year and later                      None (automatic conversion
                                            to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares

Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a contingent deferred sales charge (CDSC), but only on shares you sell within one year of buying them:

Year after you bought shares       CDSC on shares you sell
--------------------------------------------------------------------------------
First year                         1.00%
--------------------------------------------------------------------------------
Second year and later              None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper Service Company can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

--------------------------------------------------------------------------------
First investment                           Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts        $100 or more for regular accounts

$250 or more for IRAs                      $50 or more for IRAs

$50 or more with an Automatic Investment   $50 or more with an Automatic
Plan                                       Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the    o Contact your representative
  method that's most convenient for you      using the method that's most
                                             convenient for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application         o Send a check and an investment
                                             slip to us at the appropriate
o Send it to us at the appropriate           address below
  address, along with an investment
  check                                    o If you don't have an investment
                                             slip, simply include a letter with
                                             your name, account number, the full
                                             name of the fund and the share
                                             class and your investment
                                             instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions     o Call (800) 621-1048 for
                                             instructions
--------------------------------------------------------------------------------
By phone

--                                         o Call (800) 621-1048 for
                                             instructions
--------------------------------------------------------------------------------
o With an automatic investment plan

--                                         o To set up regular investments,
                                             call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Follow the instructions at               o Follow the instructions at
  www.kemper.com                             www.kemper.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Regular mail:
Kemper Funds, PO Box 219153, Kansas City, MO 64121-9153

Express, registered or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund               Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account       Some transactions, including most for
                                           over $50,000, can only be ordered in
$100 or more for exchanges between         writing with a signature guarantee;
existing accounts                          if you're in doubt, see page 27
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the       o Contact your representative by the
  method that's most convenient for you      method that's most convenient for
                                             you
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions     o Call (800) 621-1048 for
                                             instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:              Write a letter that includes:

o the fund, class and account number       o the fund, class and account number
  you're exchanging out of                   from which you want to sell shares

o the dollar amount or number of shares    o the dollar amount or number of
  you want to exchange                       shares you want to sell

o the name and class of the fund you       o your name(s), signature(s) and
  want to exchange into                      address, as they appear on your
                                             account
o your name(s), signature(s) and
  address, as they appear on your          o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With a systematic exchange plan            With a systematic withdrawal plan

o To set up regular exchanges from a       o To set up regular cash payments
  Kemper fund account, call                  from a Kemper fund account, call
  (800) 621-1048                             (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Follow the instructions at               o Follow the instructions at
  www.kemper.com                             www.kemper.com
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper or Scudder funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper or Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.


Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.


When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send or accept wires of $1,000 or more.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www.kemper.com to get up-to-date information, review balances or even place orders for exchanges.

Exchanges are a shareholder privilege, we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


When you want to sell more than $50,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o     the death or disability of an account owner (including a joint owner)

o     withdrawals made through a systematic withdrawal plan

o     withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o     for Class A shares purchased through the Large Order NAV Purchase
      Privilege

o redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the applicable commission

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper Service Company can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund offering multiple classes or a Kemper fund and then decide to invest with Scudder or Kemper again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder or Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder or Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper Service Company or your financial representative.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the fund calculates share price

The price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class of the fund uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES / TOTAL NUMBER OF SHARES OUTSTANDING = NAV

For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders in November or December, and if necessary may do so at other times as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from the fund
--------------------------------------------------------------------------------
o short-term capital gains distributions received from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions received from the fund
--------------------------------------------------------------------------------

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus). If you'd like to ask for copies of these documents, please contact Kemper or the SEC (see below). If you're a shareholder and have questions, please contact Kemper. Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


SEC                                                 Scudder Funds c/o
450 Fifth Street, N.W.                              Kemper Distributors, Inc.
Washington, DC 20549-0102                           222 South Riverside Plaza
www.sec.gov                                         Chicago, IL 60606-5808
Tel (202) 942-8090                                  www.kemper.com
                                                    Tel (800) 621-1048


SEC File Number
Scudder S&P 500 Stock Fund                          811-09057

Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048

[RECYCLE LOGO] Printed on recycled paper.           SSPF-1 (1/1/2001) 516739

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2001


                            Scudder Focus Growth Fund
                              Scudder Research Fund

                                each a series of
                             Scudder Investors Trust


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for the funds listed above (the "Funds"). It should be read in conjunction with the prospectus of the Funds dated January 1, 2001. The prospectus may be obtained without charge from the Funds at the address or telephone number on this cover or from the firm from which this Statement of Additional Information was obtained and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Annual Reports, dated August 31, 2000 for Scudder Focus Growth Fund and Scudder Research Fund (formerly Kemper Large Company Growth Fund and Kemper Research Fund, respectively) are incorporated herein, are hereby deemed to be a part of this Statement of Additional Information and are available, without charge by calling 1-800-621-1048.


                                TABLE OF CONTENTS


      INVESTMENT RESTRICTIONS..................................................2
      INVESTMENT POLICIES AND TECHNIQUES.......................................3
      BROKERAGE COMMISSIONS...................................................15
      INVESTMENT MANAGER AND UNDERWRITER......................................17
      PURCHASE AND REDEMPTION OF SHARES.......................................21
      ADDITIONAL TRANSACTION INFORMATION......................................22
      DIVIDENDS AND TAXES.....................................................24
      NET ASSET VALUE.........................................................28
      PERFORMANCE.............................................................30
      OFFICERS AND TRUSTEES...................................................31
      PRINCIPAL HOLDERS OF SECURITIES.........................................33
      SHAREHOLDER RIGHTS......................................................34
      FINANCIAL STATEMENTS....................................................35


                                                       printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the particular Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that each Fund's objective will be met.

As a matter of fundamental policy, each Fund has elected to be classified as a diversified series of a registered open-end management investment company.

Each Fund may not, as a fundamental policy:

      (a) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time;

      (b) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (c) purchase physical commodities or contracts relating to physical commodities;

      (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (f) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

      (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Board of Trustees has voluntarily adopted certain policies and restrictions which are observed in the conduct of the Funds' affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, each Fund may not:

      (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

      (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

      (6) lend portfolio securities in an amount greater than 5% of its total assets; and

      (7)   invest more than 15% of net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT POLICIES AND TECHNIQUES


General. Each Fund is a series of shares of beneficial interest of Scudder Investors Trust (the "Trust"), an open-end, registered management investment company. Scudder Research Fund is a diversified series, Scudder Focus Growth Fund is a non-diversified series.


There is no assurance that the investment objective of any Fund will be achieved and investment in each Fund includes risks that vary in kind and degree depending upon the investment policies of that Fund. The returns and net asset value of each Fund will fluctuate.


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.


Common Stocks. Under normal circumstances, each Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, each Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Investment of Uninvested Cash Balances. Each Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, each Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the 1940 Act (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the 1940 Act. Investment by each Fund in shares of the Central Funds will be in accordance with each Fund's investment policies and restrictions as set forth in its registration statement.


Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Fund's ability to manage Uninvested Cash.

Each Fund will invest Uninvested Cash in Central Funds only to the extent that each Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

Warrants. Each Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Convertible Securities. Each of the Funds may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Repurchase Agreements. Each of the Funds may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the relevant Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P").


A repurchase agreement provides a means for a Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.


For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Foreign Securities. Each of the Funds may invest in foreign securities. The Advisor believes that diversification of assets on an international basis may decrease the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Funds may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Funds do not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a Fund's volatility and the risk of loss in a declining market. Borrowing by the Funds will involve special risk considerations. Although the principal of a Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.


Indexed Securities. The Funds may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

Real Estate Investment Trusts ("REITs"). Each of the Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. The absence of a trading market can make it difficult to ascertain a market value for these investments. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. A security is deemed illiquid if so determined pursuant to procedures adopted by the Board of Trustees.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.


Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Advisor will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Investment Company Securities. The Funds may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Funds will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Funds may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

STRATEGIC TRANSACTIONS AND DERIVATIVES. The Funds may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Funds, and the Funds will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Funds.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Funds, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Funds can realize on its investments or cause the Funds to hold a security it might otherwise sell. The use of currency transactions can result in the Funds incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Funds the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Funds against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Funds will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Funds to require the Counterparty to sell the option back to the Funds at a formula price within seven days. The Funds expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Funds or fails to make a cash settlement payment due in accordance with the terms of that option, the Funds will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Funds, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Funds' limitation on investing no more than 15% of its net assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

The Funds may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Funds must be "covered" (i.e., the Funds must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Funds will receive the option premium to help protect it against loss, a call sold by the Funds exposes the Funds during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Funds to hold a security or instrument which it might otherwise have sold.

The Funds may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Funds will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Funds may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Funds may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Funds, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Funds' use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Funds to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Funds. If the Funds exercise an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Funds will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Funds also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Funds may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Funds may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Funds, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Funds generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Funds have or in which the Funds expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Funds holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Funds if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Funds are engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Funds if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Funds to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Funds may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. The Funds will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Funds may be obligated to pay. Interest rate swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. The Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Funds to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Funds will require the Funds to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Funds on an index will require the Funds to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Funds requires the Funds to segregate cash or liquid assets equal to the exercise price.

Except when the Funds enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Funds to buy or sell currency will generally require the Funds to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by the Funds, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Funds sell these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Funds, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Funds sell a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Funds will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Funds other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Funds will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Funds must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Funds will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Funds may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Funds could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Funds. Moreover, instead of segregating cash or liquid assets if the Funds held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.


Small Company Risk. Each Fund may purchase the securities of small companies. The Advisor believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.


Temporary Defensive Positions. For temporary defensive purposes the funds may invest without limit in cash and cash equivalents, U.S. Government Securities, money market instruments and high quality debt securities without equity features. In such case, the funds would not be pursuing, and may not achieve, their objective.

Master/Feeder Fund Structure. The Board of Trustees may determine, without further shareholder approval, in the future that the objective of a Fund would be achieved more effectively by investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds in the master fund in an effort to achieve possible economies of scale and efficiencies in portfolio management, while preserving separate identities, management or distribution channels at the feeder fund level. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and the realization of taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and the realization of taxable gain or loss.

Interfund Borrowing and Lending Program. Each Fund has received exemptive relief from the SEC which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Manager. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

BROKERAGE COMMISSIONS

Allocation of brokerage is supervised by the Adviser.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Funds' purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The SIS will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Advisor that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund, and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


The Trustees review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.


For the fiscal period ended August 31, 2000, Scudder Focus Growth Fund paid brokerage commissions of $_________. ( % of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Adviser. The total amount of brokerage transactions aggregated, for the fiscal period ended August 31, 2000, was $_____, of which $________ (_____%) of all brokerage transactions were transactions which included research commissions.

For the eight month fiscal period ended August 31, 1999, Scudder Focus Growth Fund paid brokerage commissions of $1,852.15. For the eight month fiscal period ended August 31, 1999, the Fund paid brokerage commissions of $1,046.75 (56.52% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Adviser. The total amount of brokerage transactions aggregated, for the 8 month fiscal period ended August 31, 1999, was $3,463,011.48, of which $1,881,927.09 (54.34%) of all brokerage transactions were transactions which included research commissions.


For the fiscal period ended August 31, 2000, Scudder Research Fund paid brokerage commissions of $_________. ( % of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Adviser. The total amount of brokerage transactions aggregated, for the fiscal period ended August 31, 2000, was $_____, of which $________ (_____%) of all brokerage transactions were transactions which included research commissions.

For the eight month fiscal period ended August 31, 1999, Scudder Research Fund paid brokerage commissions of $3,734.19. For the eight month fiscal period ended August 31, 1999, the Fund paid brokerage commissions of $1,568.37 (42%) of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Adviser. The total amount of brokerage transactions aggregated, for the 8 month fiscal period ended August 31, 1999, was $6,260,975.35, of which $2,545,719.89 (40.66%) of all brokerage transactions were transactions which included research commissions.


INVESTMENT MANAGER AND UNDERWRITER


Investment Manager. Zurich Scudder Investments, Inc. (the ""Adviser"), 345 Park Avenue, New York, New York, is each Fund's investment manager. The Advisor is approximately 70% owned by Zurich Financial Services, Inc. a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. Pursuant to investment management agreements, the Advisor acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission and pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states ("Blue Sky expenses

The investment management agreements provide that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.


Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. Each Fund's investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.

In certain cases the investments for the Funds are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as a Fund. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees. On January 1, 2001, Scudder Kemper Investments Inc. changed its name to Zurich Scudder Investments, Inc.


On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.


Scudder Research Fund and Scudder Focus Growth Fund each pay the Advisor a monthly fee as a percentage of the fund's average daily net assets for providing investment management services based upon the annual rates, as described in the following table:


           Applicable Assets ($)                        Annual Fee Rate
           ---------------------                        ---------------
           0 - 250,000,000                                   0.70%
           250,000,000 - 1,000,000,000                       0.67%
           1,000,000,000 - 2,500,000,000                     0.65%
           More than 2,500,000,000                           0.63%


For Scudder Focus Growth Fund , the Fund incurred a management fee of $_____ for the fiscal year period ended August 31, 2000. [The Advisor agreed to absorb temporarily certain operating expenses of the Fund. Under this arrangement, the Advisor absorbed expenses of $_____ for the period ended August 31, 2000.] The Fund incurred a management fee of $9,516 for the eight month period ended August 31, 1999. The Advisor agreed to absorb temporarily certain operating expenses of the Fund. Under this arrangement, the Advisor absorbed expenses of $6,641 for the eight month period ended August 31, 1999.

For Scudder Research Fund , the Fund incurred a management fee of $_____ for the fiscal year ended August 31, 2000, [The Advisor agreed to absorb temporarily certain operating expenses of the Fund. Under this arrangement, the Advisor absorbed expenses of $_____ for the period ended August 31, 2000.] The Fund incurred a management fee of $14,509 for the eight month period ended August 31, 1999. The Advisor agreed to absorb temporarily certain operating expenses of the Fund. Under this arrangement, the Advisor absorbed expenses of $17,712 for the eight month period ended August 31, 1999.


Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives an annual fee of 2.50 of 1% of average daily net assets for the first $150 million of fund net assets, 0.75 of 1% of average daily net assets for the next $850 million of fund net assets, and 0.45 of 1% of average daily net assets for the excess over $1 billion of fund net assets for its services to the Funds.


Scudder Focus Growth Fund , incurred accounting fees of $____ for the fiscal year ended August 31, 2000, The Fund incurred accounting fees of $4,000 for the eight month period ended August 31, 1999, which were not imposed after an expense absorption by Scudder Kemper.

Scudder Research Fund incurred accounting fees of $_____ for the fiscal year ending August 31, 2000. The Fund incurred accounting fees of $7,971 for the eight month period ending August 31, 1999.

Principal Underwriter. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, a wholly owned subsidiary of Scudder Kemper, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.

Rule 12b-1 Plans. The Trust has adopted on behalf of the Funds, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to each Fund's Class B and Class C shares (each a "Plan"). Under each Plan, the Fund pays KDI a distribution fee, payable monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. Under each Plan, KDI may compensate various financial services firms ("Firms") for sales of Fund shares and may pay other commissions, fees and concessions to such Firms. The distribution fee compensates KDI for expenses incurred in connection with activities primarily intended to result in the sale of a Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

Among other things, each Plan provides that KDI will prepare reports for the Board on a quarterly basis for each class showing amounts paid to the various Firms and such other information as the Board may reasonably request. Each Plan will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Qualified Board Members"), cast at an in-person meeting called for such purpose, or by vote of at least a majority of the outstanding voting securities of the applicable class. Any material amendment to a Plan must be approved by vote of a majority of the Board of Trustees, and of the Qualified Board Members. An amendment to a Plan to increase materially the amount to be paid to KDI by a Fund for distribution services with respect to the applicable class must be approved by a majority of the outstanding voting securities of that class. While each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not themselves "interested persons" of the Trust. If a Plan is terminated (or not renewed) with respect to either class, the Plan with respect to the other class may continue in effect unless it also has been terminated (or not renewed).

Class B Shares and Class C Shares. Each Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by KDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of the investment and may cost more than other types of sales charges. Expenses of the Funds and of KDI, in connection with the Rule 12b-1 Plans for the Class B and Class C shares for the eight month period ended August 31, 1999 are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expenses.

                                                                         Fund Class B Shares
                                                                         -------------------
                                                        Research       Research          LCGF             LCGF
                                                          2000           1999*           2000             1999*
                                                          ----           -----           ----             -----
Distribution Fees Paid by Fund to KDI                                    $5,160                          $3,395
Contingent Deferred Sales Charges to KDI                                 $4,900                               0
Total Commissions Paid by KDI to Firms                                   $2,374                           $2311
Distribution Fees Paid by KDI to Affiliated Firms                             0                               0
Advertising and Literature                                               $2,994                          $1,995

Other Distribution Expenses Paid by KDI
Prospectus Printing                                                        $289                             192
Marketing and Sales Expenses                                             $8,303                          $5,535
Misc. Operating Expenses                                                 $4,751                           $4535
Interest Expenses                                                          $427                            $494

                                                                         Fund Class C Shares
                                                                         -------------------
                                                        Research       Research          LCGF             LCGF
                                                          2000           1999*           2000             1999*
                                                          ----           -----           ----             -----
Distribution Fees Paid by Fund to KDI                                    $5,160                          $3,394
Contingent Deferred Sales Charges to KDI                                      0                               0
Total Distribution Fees Paid by KDI to Firms                             $5,861                          $6,696
Distribution Fees Paid by KDI to Affiliated Firms                             0                               0
Distribution Fees Paid by KDI to Affiliated Firms                             0                               0
Advertising and Literature                                               $3,037                          $2,024

Other Distribution Expenses Paid by KDI
Prospectus Printing                                                        $267                            $177
Marketing and Sales Expenses                                             $7,587                          $5,058
Misc. Operating Expenses                                                 $4,815                          $4,578
Interest Expenses                                                          $870                            $698

* For the period December 31, 1999 (commencement of operations) through August 31, 1999.

Administrative Services. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and each Fund, including the payment of service fees. Each Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of each Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assisting clients in changing dividend and investment options, account designations and addresses and providing such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

Scudder Focus Growth Fund incurred administrative services fees of $_____ for the fiscal year ended August 31, 2000. The Fund incurred administrative services fees of $3,000 for the eight month period ended August 31, 1999, which were not imposed after an expense absorption by Scudder Kemper.

Scudder Research Fund incurred administrative services fees of $_____ for the fiscal year ended August 31, 2000. The Fund incurred administrative services fees of $5,000 for the eight month period ending August 31, 1999, which were not imposed after an expense absorption by Scudder Kemper.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is payable at an annual rate of 0.25% based upon each Fund's assets in accounts for which a firm provides administrative services and, effective January 1, 2000, at the annual rate of 0.15% based upon each Fund's assets in accounts for which there is no firm of record (other than KDI) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of a Fund's assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees, in its discretion, may approve paying the fee to KDI at the annual rate of 0.25% on all Fund assets in the future. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Funds.


Certain trustees or officers of the Trust are also directors or officers of the Advisor or KDI, as indicated under "Officers and Trustees."


Custodian, Transfer Agent And Shareholder Service Agent. Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund.

Pursuant to an agency agreement between the Fund and Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, Missouri, an affiliate of Scudder Kemper, KSvC serves as transfer agent, dividend paying agent, and "Shareholder Service Agent" of the Fund. Currently, KSvC receives as transfer agent as follows: annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charge (Class B only), an asset-based fee of 0.08% and out-of-pocket reimbursement.


For Scudder Focus Growth Fund , KSvC earned transfer agency fees of $____ for the fiscal year ended August 31, 2000 and $763 for the eight month period ended August 31, 1999.

For Scudder Research Fund , KSvC earned transfer agency fees of $____ for the fiscal year ended August 31, 2000 and $4,517 for the eight month period ending August 31, 1999.


Independent Auditors And Reports To Shareholders. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Dechert Ten Post Office Square -- South, Boston, Massachusetts 02109, serves as legal counsel to the Funds.

PURCHASE AND REDEMPTION OF SHARES

As described in the Funds' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange, Inc. (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

ADDITIONAL TRANSACTION INFORMATION

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                  Sales Charge
                                                  ------------
                                       As a           As a          Allowed to
                                     Percentage   Percentage of    Dealers as a
                                    of Offering     Net Amount    Percentage of
Amount of Purchase                     Price        Invested*     Offering Price
------------------                  -----------   -------------   --------------

Less than $50,000                      5.75%           6.10%           5.20%
$50,000 but less than $100,000         4.50            4.71            4.00
$100,000 but less than $250,000        3.50            3.63            3.00
$250,000 but less than $500,000        2.60            2.67            2.25
$500,000 but less than $1 million      2.00            2.04            1.75
$1 million and over                    0.00**          0.00**           ***

*     Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***   Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all of its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Class A shares of each Fund can be purchased at net asset value in certain circumstances. (See the Funds' prospectus for details).

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above, including Class R Shares of certain Scudder Funds. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Funds. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made pursuant to the prospectus and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received the prospectus.

DIVIDENDS AND TAXES

Dividends. Each Fund normally distributes annual dividends of net investment income as follows. Each Fund distributes any net realized short-term and long-term capital gains at least annually.

A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Funds or the Trust determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same portion for each class.

Taxes. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from inception. Each Fund intends to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforward.

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if either those share or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90 day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit. However, retention of such gains by the Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Kemper Mutual fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

Each Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. Any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

Many or all futures and forward contracts entered into by a Fund and many or all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Funds' fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions of the Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

A shareholder who has redeemed shares of a Fund or other Kemper Mutual Fund listed in the prospectus under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares -- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within a foreign country may be subject to foreign and other withholding taxes imposed by that country.

Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The Trust is organized as a Massachusetts business trust. Neither the Trust nor any Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company under the Code.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Funds with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other Fund assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE

The Funds may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares of a Fund. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Funds.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.

In connection with communicating its performance to current or prospective shareholders, each Fund may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.. The performance of a Fund may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services. A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. The relative performance of growth stocks versus value stocks may also be discussed.

Each Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of a Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates.


The performance information for the Scudder Focus Growth Fund and Scudder Research Fund are incorporated herein by reference to the respective funds' annual report filed with the SEC on November 1 and 2, 1999.


OFFICERS AND TRUSTEES


The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI are listed below:


JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer, Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-76.

JAMES R. EDGAR ( 7/22/46), Trustee, 1927 County Road 150 E, Seymour, IL; Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor of the State of Illinois, 1991-1998; Illinois Secretary of State, 1981-1990; Director of Legislative Affairs, Office of the Governor of Illinois, 1979-1980; Representative in Illinois General Assembly, 1976-1979.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois, Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.; formerly, attorney.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Northern Institutional Funds; formerly, Trustee of the Pilot Fund.

THOMAS W. LITTAUER (4/26/55), Trustee, Chairman, and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


KATHRYN L. QUIRK (12/3/52), Trustee and Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.


FRED B. RENWICK (2/1/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Investment Program, Inc.; Director, the Wartburg Foundation; Chairman, Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church of America.


LINDA C. COUGHLIN, (1/1/52), Trustee


JOHN G. WEITHERS (8/8/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company, President of the Members of the Corporation and Trustee, DePaul University.


MARK S. CASADY (9/21/60), President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63) Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

VALERIE F. MALTER (7/25/58), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

ELIZABETH D. SMITH (10/27/46), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor.

WILLIAM F. TRUSCOTT (9/14/60), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

KATHLEEN MILLARD ( ), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

JAMES M. EYSENBACH(____), Vice President*, 101 California Street, San Francisco, California; Managing Director, Advisor.


*     "Interested persons" as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows estimated amounts to be paid or accrued to those trustees who are not designated "interested persons" during the Trust's current fiscal year except that the information in the last column is for calendar year 1998.


                                                   Total Compensation
                        Aggregate Compensation           Paid to
Name of Board Member        from the Trust*          Board Members(3)
--------------------    ----------------------     -------------------

James E. Akins                                          $140,800
James R. Edgar (1)                                            $0
Arthur R. Gottschalk(2)                                 $146,300
Frederick T. Kelsey                                     $141,300
Fred B. Renwick                                         $141,300
John G. Weithers                                        $146,300


*     Estimated
(1)   Elected trustee on May 27, 1999
(2) Includes deferred fees. Pursuant to deferred compensation agreements with the Funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred fees (including interest thereon) accrued for the fiscal period ending August 31, 2000, payable from the Funds to Mr. Gottschalk was $_____.
(3) Includes compensation for service on the Boards of Kemper funds, with fund portfolios. Each trustee currently serves as a board member of Kemper Funds with fund portfolios.


The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Advisor


Code of Ethics

The Funds, the Investment Manager and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Investment Manager and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Investment Manager's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Investment Manager's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Investment Manager's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PRINCIPAL HOLDERS OF SECURITIES

TO BE UPDATED As of November 30, 2000, the trustees and officers, as a group, owned less than 1% of the then outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund.

SHAREHOLDER RIGHTS


Each Fund is a series of Scudder Investors Trust, (formerly Kemper Funds Trust) a registered open-end management investment company organized as a business trust under the laws of Massachusetts on October 14, 1998.


The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having $.01 par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple funds, it is known as a "series company." Shares of a fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such fund and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Trust, on behalf of each Fund, offers three classes of shares. These are Class A, Class B and Class C shares, which have different expenses, that may affect performance. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Funds' Rule 12b-1 Plans. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Funds. Shares of the Funds are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

The Funds are not required to hold meetings of their shareholders and have no current intention to do so. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust or a class to the extent and as provided in the Declaration of Trust;
(d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's Shares represented at a meeting if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding Shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the Shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding Shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the portfolio.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate a Fund or class by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by The Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.


FINANCIAL STATEMENTS


The financial statements, including the investment portfolios of each Portfolio, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of Scudder Focus Growth Fund and Scudder Research Fund dated August 31, 2000 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION
                                 January 1, 2001

                       Kemper Small Cap Value+Growth Fund

                                   a series of

                             Scudder Investors Trust


               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for the Fund listed above (the "Fund"). It should be read in conjunction with the Fund's prospectus dated January 1, 2001. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or from the firm from which this Statement of Additional Information was obtained and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov). The Annual Report, dated August 31, 2000 Kemper Small Cap Value+Growth Fund is incorporated herein, are hereby deemed to be a part of this Statement of Additional Information and are available, without charge by calling 1-800-621-1048.


                                TABLE OF CONTENTS


      INVESTMENT RESTRICTIONS..................................................2
      INVESTMENT POLICIES AND TECHNIQUES.......................................3
      BROKERAGE COMMISSIONS...................................................15
      INVESTMENT MANAGER AND UNDERWRITER......................................17
      PURCHASE AND REDEMPTION OF SHARES.......................................21
      ADDITIONAL TRANSACTION INFORMATION......................................21
      DIVIDENDS AND TAXES.....................................................24
      NET ASSET VALUE.........................................................28
      PERFORMANCE ............................................................29
      OFFICERS AND TRUSTEES...................................................31
      PRINCIPAL HOLDERS OF SECURITIES.........................................33
      SHAREHOLDER RIGHTS......................................................33
      FINANCIAL STATEMENTS....................................................34

THE FUND IS AVAILABLE ONLY TO EMPLOYEES OF ZURICH SCUDDER INVESTMENTS, INC. IN THE FOLLOWING STATES: CALIFORNIA, CONNECTICUT, FLORIDA, ILLINOIS, KANSAS, MASSACHUSETTS, MISSOURI, NEW HAMPSHIRE, NEW JERSEY AND NEW YORK.


                                                       printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

As a matter of fundamental policy, the Fund has elected to be classified as a diversified series of a registered open-end management investment company.

The Fund may not, as a fundamental policy:

      (a) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time;

      (b) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (c) purchase physical commodities or contracts relating to physical commodities;

      (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (f) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

      (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Board of Trustees has voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

As a matter of non-fundamental policy, the Fund may not:

      (1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

      (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

      (6) lend portfolio securities in an amount greater than 5% of its total assets; and

      (7)   Invest more than 15% of net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT POLICIES AND TECHNIQUES


The Fund is available only to Zurich Scudder Investments, Inc. employees in the following states: California, Connecticut, Florida, Illinois, Kansas, Massachusetts, Missouri, New Hampshire, New Jersey and New York. It is contemplated that, in the future, the Fund's shares may be sold to the public, in which case the inflow of additional capital may make it more difficult for the Fund's management to implement the Fund's investment strategies and for the Fund to maintain its level of performance.

General. The Fund is a diversified series of shares of beneficial interest of Scudder Investors Trust (the "Trust"), an open-end, registered management investment company. There is no assurance that the investment objective of the Fund will be achieved and investment in the Fund includes risks that vary in kind and degree depending upon the investment policies of the Fund. The returns and net asset value of the Fund will fluctuate.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. (the "Advisor"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.


Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic and financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.


Investment of Uninvested Cash Balances. The Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.


Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

The Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank, if the repurchase agreement is fully secured by government securities of the particular foreign jurisdiction, or with any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the relevant Fund may purchase, or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P").


A repurchase agreement provides a means for a Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.


For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Foreign Securities. The Fund may invest in foreign securities. The Advisor believes that diversification of assets on an international basis may decrease the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect a Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less governmental supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the U.S. It may be more difficult for a Fund's agents to keep currently informed about corporate actions in foreign countries which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of a Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

Foreign Currencies. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.

Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Fund do not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase a Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of a Fund's borrowing will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. A Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers, and are required to be secured continuously by collateral in cash, U.S. Government securities and high grade debt obligations, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.


Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

Real Estate Investment Trusts ("REITs"). The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. The absence of a trading market can make it difficult to ascertain a market value for these investments. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. A security is deemed illiquid if so determined pursuant to procedures adopted by the Board of Trustees.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Advisor will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).


Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

STRATEGIC TRANSACTIONS AND DERIVATIVES. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in a Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.


In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercise an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.


The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund have or in which the Fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund are engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipate purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and the Fund believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sell these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sell a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.


Small Company Risk. The Fund, may purchase the securities of small companies. The Advisor believes that small companies often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation over time. However, investing in smaller company stocks involves greater risk than is customarily associated with investing in larger, more established companies. For example, smaller companies can have limited product lines, markets, or financial and managerial resources. Smaller companies may also be dependent on one or a few key persons, and may be more susceptible to losses and risks of bankruptcy. Also, the securities of the smaller companies in which certain Funds may invest, may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time). Transaction costs in smaller company stocks may be higher than those of larger companies.


Temporary Defensive Positions. For temporary defensive purposes the Fund may invest without limit in cash and cash equivalents, U.S. Government Securities, money market instruments and high quality debt securities without equity features. In such case, the Fund would not be pursuing, and may not achieve, their objective.

Master/Feeder Fund Structure. The Board of Trustees may determine, without further shareholder approval, in the future that the objective of a Fund would be achieved more effectively by investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds in the master fund in an effort to achieve possible economies of scale and efficiencies in portfolio management, while preserving separate identities, management or distribution channels at the feeder fund level. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and the realization of taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and the realization of taxable gain or loss.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Manager. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

BROKERAGE COMMISSIONS


Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply brokerage and research services to the Advisor or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or a Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Advisor will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), which is a corporation registered as a broker/dealer and a subsidiary of the Advisor; SIS will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The SIS will not receive any commission, fee or other remuneration from the Fund for this service.

Although certain research services from broker/dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than a Fund, and not all such information is used by the Advisor in connection with a Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.


The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.


For the fiscal period ended August 31, 2000, Kemper Small Cap Value+Growth Fund paid brokerage commissions of $_____________. For the eight month fiscal period ended August 31, 1999, the Fund paid brokerage commissions of $85.50 (6.49% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research services to the Trust or Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended August 31, 2000 and for the eight month fiscal period ended August 31, 1999, was $______________ and $1,415,236.77, respectively, of which &________ ( %) and $626,717.98 (44.28%), respectively, of all brokerage transactions were transactions which included research commissions.

INVESTMENT MANAGER AND UNDERWRITER


Investment Advisor. Zurich Scudder Investments, Inc. ("he "Advisor"), 345 Park Avenue, New York, New York, is the Fund's investment advisor. The advisor is approximately 70% owned by Zurich Financial Services, Inc. a newly formed global insurance and financial services company. The balance of the Advisor is owned by its officers and employees. Pursuant to investment management agreements, the Advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that the Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of Zurich Scudder Investments, Inc.), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission and pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states ("Blue Sky expenses

The investment management agreements provide that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.


The Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. The Fund's investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Funds become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.


In certain cases the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles as a Fund. You should be aware that the Fund are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual funds.

At December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Insurance Company ("Zurich") formed a new global organization by combining Scudder with Zurich Kemper Investments, Inc., a former subsidiary of Zurich, and Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owned approximately 70% of the Advisor, with the balance owned by the Advisor's officers and employees.


On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services, Inc. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.


Kemper Small Cap Value+Growth Fund pays the Advisor an annual fee as a percentage of the fund's average daily net assets for providing investment management services, as described in the following table:

           Applicable Assets ($)                    Annual Fee Rate
           ---------------------                    ---------------
           0 - 250,000,000                               0.75%
           250,000,000 - 1,000,000,000                   0.72%
           1,000,000,000 - 2,500,000,000                 0.70%
           More than 2,500,000,000                       0.68%


The Fund incurred a management fee of $_____ for the fiscal year ended August 31, 2000. [The Advisor agreed to absorb temporarily certain operating expenses of the Fund. Under this arrangement, the Advisor absorbed expenses of $_____ for the period ended August 31, 2000].

The Fund incurred a management fee of $5,000 for the eight month period ended August 31, 1999. the Advisor agreed to absorb temporarily certain operating expenses of the Fund. Under this arrangement, the Advisor absorbed expenses of $18,333 for the eight month period ended August 31, 1999.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Fund and maintaining all accounting records related thereto. Currently, SFAC receives an annual fee of 2.50 of 1% of average daily net assets for the first $150 million of fund net assets, 0.75 of 1% of average daily net assets for the next $850 million of fund net assets, and 0.45 of 1% of average daily net assets for the excess over $1 billion of fund net assets for its services to the Fund.

The Fund incurred accounting fees of $_____ for the fiscal year ended August 31, 2000 and $5,000 for the eight month period ended August 31, 1999, which were not imposed after an expense absorption by Advisor.

Principal Underwriter. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, a wholly owned subsidiary of Advisor, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.


Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for the Fund on a class by class basis.

Rule 12b-1 Plans. The Trust has adopted on behalf of the Fund, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution plans pertaining to the Fund's Class B and Class C shares (each a "Plan"). Under each Plan, the Fund pays KDI a distribution fee, payable monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B or Class C shares. Under each Plan, KDI may compensate various financial services firms ("Firms") for sales of Fund shares and may pay other commissions, fees and concessions to such Firms. The distribution fee compensates KDI for expenses incurred in connection with activities primarily intended to result in the sale of a Fund's Class B or Class C shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials.

Among other things, each Plan provides that KDI will prepare reports for the Board on a quarterly basis for each class showing amounts paid to the various Firms and such other information as the Board may reasonably request. Each Plan will continue in effect indefinitely, provided that such continuance is approved at least annually by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Qualified Board Members"), cast at an in-person meeting called for such purpose, or by vote of at least a majority of the outstanding voting securities of the applicable class. Any material amendment to a Plan must be approved by vote of a majority of the Board of Trustees, and of the Qualified Board Members. An amendment to a Plan to increase materially the amount to be paid to KDI by a Fund for distribution services with respect to the applicable class must be approved by a majority of the outstanding voting securities of that class. While each Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not themselves "interested persons" of the Trust. If a Plan is terminated (or not renewed) with respect to either class, the Plan with respect to the other class may continue in effect unless it also has been terminated (or not renewed).

Class B Shares and Class C Shares. The Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by KDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of the investment and may cost more than other types of sales charges. Expenses of the Fund and of KDI, in connection with the Rule 12b-1 Plans for the Class B and Class C shares for the eight month period ended August 31, 1999 are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expenses.

                                                          Fund Class B Shares
                                                          -------------------

                                                        2000               1999
                                                        ----               ----

Distribution Fees Paid by Fund to KDI                                     $1,580
-------------------------------------
Contingent Deferred Sales Charges to KDI                                 $11,220
Total Commissions Paid by KDI to Firms                                   $40,867
Distribution Fees Paid by KDI to Affiliated Firms                              0
Advertising and Literature                                                  $998

Other Distribution Expenses Paid by KDI
Prospectus Printing                                                          $97
Marketing and Sales Expenses                                               $2768
Misc. Operating Expenses                                                   $4306
Interest Expenses                                                           $214

                                                          Fund Class C Shares
                                                          -------------------

                                                        2000               1999*
                                                        ----               -----
Distribution Fees Paid by Fund to KDI                                     $1,580
-------------------------------------
Contingent Deferred Sales Charges to KDI                                  $1,049
Total Distribution Fees Paid by KDI to Firms                              $1,296
Distribution Fees Paid by KDI to Affiliated Firms                              0
Distribution Fees Paid by KDI to Affiliated Firms                              0
Advertising and Literature                                                $1,013

Other Distribution Expenses Paid by KDI
Prospectus Printing                                                          $90
Marketing and Sales Expenses                                              $2,530
Misc. Operating Expenses                                                  $4,327
Interest Expenses                                                           $224

* For the period December 31, 1999 (commencement of operations) through August 31, 1999.

Administrative Services. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all of its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. The Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets of Class A, B and C shares of the Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assisting clients in changing dividend and investment options, account designations and addresses and providing such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For Class A shares, KDI pays each firm a service fee, normally payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.


The Fund incurred administrative services fees of $_____ for the fiscal year ended August 31, 2000 and $2,000 for the eight month period ended August 31, 1999, which were not imposed after an expense absorption by Advisor.


KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is payable at an annual rate of 0.25% based upon the Fund's assets in accounts for which a firm provides administrative services and, effective January 1, 2000, at the annual rate of 0.15% based upon the Fund's assets in accounts for which there is no firm of record (other than KDI) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of a Fund's assets that is in accounts for which a firm of record provides administrative services. The Board of Trustees, in its discretion, may approve paying the fee to KDI at the annual rate of 0.25% on all Fund assets in the future. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.


Certain trustees or officers of the Trust are also directors or officers of Advisor or KDI, as indicated under "Officers and Trustees."


Custodian, Transfer Agent and Shareholder Service Agent. Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Fund. State Street attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


Pursuant to an agency agreement between the Fund and Kemper Service Company ("KSvC"), 811 Main Street, Kansas City, Missouri, an affiliate of Advisor, KSvC serves as transfer agent, dividend paying agent, and "Shareholder Service Agent" of the Fund. Currently, KSvC receives as transfer agent as follows: annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charge (Class B only), an asset-based fee of 0.08% and out-of-pocket reimbursement.


From the Fund, KSvC earned transfer agency fees of $____ for the fiscal year ended August 31, 2000 and $978 for the eight month period ended August 31, 1999.

Independent Auditors and Reports to Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Dechert, Ten Post Office Square - South, Boston, Massachusetts 02109, serves as legal counsel to the Fund.

PURCHASE AND REDEMPTION OF SHARES

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange, Inc. (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

ADDITIONAL TRANSACTION INFORMATION

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                          Sales Charge
                                                          ------------
                                       As a          As a           Allowed to
                                    Percentage   Percentage of     Dealers as a
                                    of Offering   Net Amount      Percentage of
Amount of Purchase                     Price       Invested*      Offering Price
------------------                  -----------  -------------    --------------

Less than $50,000                       5.75%         6.10%             5.20%
$50,000 but less than $100,000          4.50          4.71              4.00
$100,000 but less than $250,000         3.50          3.63              3.00
$250,000 but less than $500,000         2.60          2.67              2.25
$500,000 but less than $1 million       2.00          2.04              1.75
$1 million and over                     0.00**        0.00**             ***

*     Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***   Commission is payable by KDI as discussed below.

The Fund receives the entire net asset value of all of its Class A shares sold. KDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Class A shares of the Fund can be purchased at net asset value in certain circumstances. (See the Fund's prospectus for details).

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above, including Class R Shares of certain Scudder Funds. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Purchase of Class C Shares. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by KSvC,
(iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made pursuant to the prospectus and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received the prospectus.

DIVIDENDS AND TAXES

Dividends. The Fund normally distributes annual dividends of net investment income as follows. The Fund distributes any net realized short-term and long-term capital gains at least annually.

A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund or the Trust determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same portion for each class.

Taxes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from inception. The Fund intends to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforward.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of the Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if either those share or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90 day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit. However, retention of such gains by the Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Kemper Mutual fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. Any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

Many or all futures and forward contracts entered into by a Fund and many or all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Fund's fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

Positions of the Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

A shareholder who has redeemed shares of a Fund or other Kemper Mutual Fund listed in the prospectus under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares -- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by a Fund from sources within a foreign country may be subject to foreign and other withholding taxes imposed by that country.

The Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The Trust is organized as a Massachusetts business trust. Neither the Trust nor any Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund qualifies as a regulated investment company under the Code.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

NET ASSET VALUE

The net asset value per share of a Fund is the value of one share and is determined separately for each class by dividing the value of a Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of a Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of a Fund is computed as of the close of regular trading (the "value time") on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities for which market quotations are readily available are generally valued at market value as of the value time in the manner described below. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board.

With respect to the Fund with securities listed primarily on foreign exchanges, such securities may trade on days when the Fund's net asset value is not computed; and therefore, the net asset value of a Fund may be significantly affected on days when the investor has no access to the Fund.

An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market, Inc. ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by a pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any

Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee of the Board of Trustees, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects market value of the property on the valuation date.

Following the valuations of securities or other Fund assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares of a Fund. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included.

A Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.

In connection with communicating its performance to current or prospective shareholders, the Fund may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.. The performance of a Fund may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services. A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. The relative performance of growth stocks versus value stocks may also be discussed.

The Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning the Fund's performance appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of a Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates.

The performance information for Fund is incorporated herein by reference to the Fund's annual report filed with the SEC.

OFFICERS AND TRUSTEES


The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with the Advisor and KDI are listed below:


JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer, Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-76.

JAMES R. EDGAR ( 7/22/46), Trustee, 1927 County Road 150 E, Seymour, IL; Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor of the State of Illinois, 1991-1998; Illinois Secretary of State, 1981-1990; Director of Legislative Affairs, Office of the Governor of Illinois, 1979-1980; Representative in Illinois General Assembly, 1976-1979.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois, Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.; formerly, attorney.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Northern Institutional Funds; formerly, Trustee of the Pilot Fund.


THOMAS W. LITTAUER (4/26/55), Trustee, Chairman, and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

KATHRYN L. QUIRK (12/3/52), Trustee and Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.


FRED B. RENWICK (2/1/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Investment Program, Inc.; Director, the Wartburg Foundation; Chairman, Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church of America.

LINDA C. COUGHLIN, (     ), Trustee

JOHN G. WEITHERS (8/8/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company, President of the Members of the Corporation and Trustee, DePaul University.


MARK S. CASADY (9/21/60), President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Advisor.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

BRENDA LYONS (2/21/63) Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Advisor; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Advisor; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

VALERIE F. MALTER (7/25/58), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

ELIZABETH D. SMITH (10/27/46), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Advisor.

WILLIAM F. TRUSCOTT (9/14/60), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Advisor.

KATHLEEN MILLARD (     ), Vice President*, 345 Park Avenue, New York, New York;
Managing Director, Advisor.

JAMES M. EYSENBACH (     ), Vice President*, 101 California Street, San
Francisco, California; Managing Director, Advisor.


*     "Interested persons" as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows estimated amounts to be paid or accrued to those trustees who are not designated "interested persons" during the Trust's current fiscal year except that the information in the last column is for calendar year 1998.


                                                             Total Compensation
                               Aggregate Compensation         Kemper Funds Paid
Name of Board Member               from the Trust*           to Board Members(3)
--------------------               ---------------           -------------------
James E. Akins                                                     $140,800
James R. Edgar(1)                                                        $0
Arthur R. Gottschalk(2)                                            $146,300
Frederick T. Kelsey                                                $141,300
Fred B. Renwick                                                    $141,300
John G. Weithers                                                   $146,300


*     Estimated
(1)   Elected trustee on May 27, 1999
(2) Includes deferred fees. Pursuant to deferred compensation agreements with the Funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred fees (including interest thereon) accrued for the fiscal period ending August 31, 2000, payable from the Fund to Mr. Gottschalk was $____.
(3)   Includes compensation for service on the Boards of    Kemper funds, with
         fund portfolios. Each trustee currently serves as a board member of
         Kemper Funds with    fund portfolios.

The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Zurich Scudder Investments, Inc.


Code of Ethics

The Fund, the Investment Manager and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Investment Manager and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Investment Manager's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Investment Manager's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Investment Manager's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PRINCIPAL HOLDERS OF SECURITIES

As of November 30, 2000, the trustees and officers, as a group, owned less than 1% of the then outstanding shares of the Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund. TO BE UPDATED

SHAREHOLDER RIGHTS


The Fund is a series of Scudder Investors Trust, a registered open-end management investment company organized as a business trust under the laws of Massachusetts on October 14, 1998. On January 1, 2001, the Trust changed it name to Scudder Investors Trust, from Kemper Funds Trust.


The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "funds," all having $.01 par value, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Trust may authorize the issuance of additional classes and additional funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple funds, it is known as a "series company." Shares of a fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such fund and are subject to any preferences, rights or privileges of any classes of shares of the Portfolio. Currently, the Trust, on behalf of the Fund, offers three classes of shares. These are Class A, Class B and Class C shares, which have different expenses, that may affect performance. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plans. Shares of each class also have equal rights with respect to dividends, assets and liquidation subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of the Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

The Fund is not required to hold meetings of their shareholders and have no current intention to do so. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of the Trust or a class to the extent and as provided in the Declaration of Trust;
(d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's Shares represented at a meeting if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding Shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the Shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding Shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the portfolio.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate a Fund or class by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.


FINANCIAL STATEMENTS

The financial statements, including the investment portfolios of each Portfolio, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of Kemper Small Cap Value+Growth Fund dated August 31, 2000 is incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                           SCUDDER S&P 500 STOCK FUND















                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Fund, as amended from time to time, a copy of which may be obtained without charge by contacting Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Fund, dated August 31, 2000 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectus.

                                Table of Contents

                                                                           Page

INVESTMENT OBJECTIVE AND POLICIES............................................1
   General...................................................................1
   Additional Information Regarding the S&P 500 Index........................1
   General Investment Policies and Techniques................................1
INVESTMENT RESTRICTIONS......................................................8
NET ASSET VALUE.............................................................10
PURCHASE AND REDEMPTION OF SHARES...........................................11
   Purchase of Shares.......................................................11
   Repurchase and Redemption of Shares......................................16
   Special Features.........................................................20
   Additional Transaction Information.......................................23
PERFORMANCE.................................................................25
   Officers and Trustees....................................................27
   Shareholder Rights.......................................................29
   Master/feeder Fund Structure.............................................31
INVESTMENT MANAGER..........................................................31
   AMA InvestmentLink(SM) Program...........................................36
   Code of Ethics...........................................................36
TAXES.......................................................................38
PORTFOLIO TRANSACTIONS......................................................41
   Portfolio Turnover.......................................................42
FINANCIAL STATEMENTS........................................................42
APPENDIX -- RATINGS OF INVESTMENTS

                        INVESTMENT OBJECTIVE AND POLICIES

General

The Fund is a diversified series of Kemper Funds Trust, an open-end, registered management investment company. There is no assurance that the investment objective of the Fund will be achieved. The return and net asset value of the Fund will fluctuate. Kemper S&P 500 Index Fund will seek to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Advisor") and Bankers Trust Company L.L.C (the "Sub-advisor"), in their discretion, might, but are not required to, use in managing the Fund's assets. The Advisor employs such practice, technique or instrument at its discretion. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

Additional Information Regarding the S&P 500 Index

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund, or the timing of the issuance or sale of shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

General Investment Policies and Techniques

Equity Securities. The Fund may invest in equity securities listed on any domestic securities exchange or traded in the over-the-counter market. Common stocks, the most familiar type of equity security, represent an equity (ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Short-Term Instruments. When the Fund experiences large cash inflows through the sale of securities or desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments (or shares of money market mutual funds) for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and
(v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

Certificates Of Deposit and Bankers' Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Sub-advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Rule 144A Securities are securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Fund, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers and other potential purchasers wishing to purchase or sell the security; (iii) dealer undertakings to make a market in the security and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund identifies, as part of a segregated account, cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Lending Of Portfolio Securities. The Fund has the authority to lend up to 5% of the total value of its portfolio securities to brokers, dealers and other financial organizations. By lending its securities, the Fund may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Sub-advisor (or its affiliates) and the Sub-advisor may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering either its cash or selling securities subject to the repurchase agreement. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Fund could experience a loss. In all cases, the Advisor must find the creditworthiness of the other party to the transaction satisfactory.

Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:


SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.


MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.


Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.


DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.


WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Investment of Uninvested Cash Balances. The Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Scudder Kemper Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

The Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the Securities and Exchange Commission ("SEC") which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program would be subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, the Fund would participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings would extend overnight, but could have a maximum duration of seven days. Loans could be called on one day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. The Fund may borrow only for temporary or emergency purposes (and not for leveraging) through the program.

                             INVESTMENT RESTRICTIONS

The following restrictions may not be changed with respect to the Fund without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (i) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund has elected to be classified as a diversified series of an open-end, management investment company.

In addition, as a matter of fundamental policy, the Fund will not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (4) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (5) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (6) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; or

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

With regard to Item (6) above, to the extent the Fund holds real estate acquired as a result of the Fund's ownership of securities such holdings would be subject to the Fund's non-fundamental investment restriction on illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board without shareholder approval. The Fund may not:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value);

         (7) lend portfolio securities in an amount greater than 5% of its total assets; and

         (8)      Invest more than 15% of net assets in illiquid securities.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                                 NET ASSET VALUE

The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to the class by the number of shares of that class outstanding. The per share net asset value of each of Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security is valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide market maker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager of the particular fund may calculate the price of that debt security, subject to limitations established by the Board.

An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate on the valuation date.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

Fund Accounting Agent. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Advisor, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee of 0.025% on the first $150 million of average net assets on an annual basis, 0.0075% on the next $850 million, and 0.0045% over $1 billion pursuant to the fund accounting agreement.

For the fiscal period ended August 31, 2000, payments to Scudder Fund Accounting Corporation amounted to $---------.

                        PURCHASE AND REDEMPTION OF SHARES

As described in the Fund's prospectus, shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Fund's prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange, Inc. (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.


 Purchase of Shares


Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify which class of shares the order is for.

The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

--------------------------------------------------------------------------------------------------------------------

                                         Sales                  Annual 12b-1 Fees (as a %
                                        Charge                of average daily net assets)     Other Information
                                        ------                   -------------------------     -----------------

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Class A                    Maximum initial sales charge of                None               Initial sales charge
                           5.75% of the public offering                                      waived or reduced for
                           price                                                             certain purchases
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Class B                    Maximum contingent deferred                    0.75%              Shares convert to
                           sales charge of 4% of redemption                                  Class A shares six
                           proceeds; declines to zero after                                  years after issuance
                           six years
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Class C                    Contingent deferred sales charge               0.75%              No conversion feature
                           of 1% of redemption proceeds for
                           redemptions made during first
                           year after purchase
--------------------------------------------------------------------------------------------------------------------

The minimum initial investment for the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond value of 2% or more of the certificate value is normally required).

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                                               Sales Charge Allowed
                                               As a Percentage            As a Percentage        to Dealers as a
                                                     of                        of Net             Percentage of
          Amount of Purchase                    Offering Price              Asset Value*          Offering Price
          ------------------                    --------------              ------------          --------------

Less than $50,000                                     5.75%                      6.10%                  5.20%
$50,000 but less than $100,000                        4.50                       4.71                   4.00
$100,000 but less than $250,000                       3.50                       3.63                   3.00
$250,000 but less than $500,000                       2.60                       2.67                   2.25
$500,000 but less than $1 million                     2.00                       2.04                   1.75
$1 million and over                                   0.00**                     0.00**                ***

*    Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

***  Commission is payable by KDI as discussed below.

The Fund receives the entire net asset value of all its Class A shares sold. KDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features;" or (b) a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount record keeping system made available through KSvC. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the Fund's foregoing schedule, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above and including purchases of class R shares of certain Scudder funds. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund or any other Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may at its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.


Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its Manager , its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families; (d) any trust, pension, profit-sharing or other benefit plan for only such persons; (e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (f) persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase the Fund's Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment Advisors registered under the Investment Advisors Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment advisor or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


Class A shares of the Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of the Fund may be purchased at net asset value by persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Purchase, Repurchase and Redemption of Shares -- Contingent Deferred Sales Charge -- Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."


Which Arrangement is Better for You? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in the Fund or Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.


General. Shares of the Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of the Fund will be redeemed by the Fund at the applicable net asset value per share of the Fund. The amount received by a shareholder upon redemption or repurchase may be more or less than the amount paid for such shares depending on the market value of the Fund's portfolio securities at the time.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemption of Class B or Class C shares by certain classes of persons or through certain types of transactions are provided because of anticipated economies in sales and sales related efforts.

Tax Identification Number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period. Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Statement of Additional Information.


Repurchase and Redemption of Shares


The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares and the assessment of the administrative services fee with respect to each class does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date.

The Fund has authorized certain members of the National Association of Securities Dealers, Inc. ("NASD"), other than KDI to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees or Directors as the case may be ("Board") of the Fund and KDI each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and KDI may suspend or terminate the offering of shares of the Fund at any time for any reason.

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of the Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which may be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of

Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase, Repurchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodial account holders, provided the trustee, executor, guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the applicable Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Servicing Agent deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;] (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.


                                                       Contingent Deferred
       Year of Redemption After Purchase                   Sales Charge
       ---------------------------------                   ------------

       First                                                    4%
       Second                                                   3%
       Third                                                    3%
       Fourth                                                   2%
       Fifth                                                    2%
       Sixth                                                    1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below) and (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge - Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent;] (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; (f) any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent; (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and
(h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge under the schedule above is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of the Fund or any Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the listed Kemper Mutual Funds. A shareholder of the Fund or Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase, Repurchase and Redemption of Shares -- Initial Sales Charge Alternative -- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares, Class B shares or Class C shares, as the case may be, of the Fund or of Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of the Funds' shares, the reinvestment in the same Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss. The reinvestment privilege may be terminated or modified at any time.


 Special Features

Class A  Shares  --  Combined  Purchases.  The  Fund's  Class A  shares  (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Aggressive Growth Fund, Kemper Asian Growth Fund, Kemper Blue Chip Fund, Kemper California Tax-Free Income Fund, Kemper Cash Reserves Fund, Kemper Contrarian Fund, Kemper Emerging Markets Growth Fund, Kemper Florida Tax-Free Income Fund, Kemper Global Blue Chip Fund, Kemper Global Income Fund, Kemper Growth Fund, Kemper High Yield Fund, Kemper High Yield Fund II, Kemper High Yield Opportunity Fund, Kemper Horizon 10+ Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 5 Portfolio, Kemper Income and Capital Preservation Fund, Kemper Intermediate Municipal Bond Fund, Kemper International Fund, Kemper International Research Fund, Kemper Large Company Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Latin America Fund, Kemper Municipal Bond Fund, Kemper New York Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, Kemper Research Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Retirement Fund --
Series II, Kemper Retirement Fund -- Series III, Kemper Retirement Fund -- Series IV, Kemper Retirement Fund -- Series V, Kemper Retirement Fund -- Series VI, Kemper Retirement Fund -- Series VII, Kemper S&P 500 Index Fund, Kemper Short-Term U.S. Government Fund, Kemper Small Cap Value Fund, Kemper Small Cap Value+Growth Fund (currently available only to employees of Scudder Kemper Investments, Inc.; not available in all states), Kemper Small Capitalization Equity Fund, Kemper Strategic Income Fund, Kemper Target 2010 Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper U.S. Government Securities
Fund, Kemper U.S. Growth and Income Fund, Kemper U.S. Mortgage Fund, Kemper Value+Growth Fund, Kemper Worldwide 2004 Fund, Kemper-Dreman Financial Services Fund, Kemper-Dreman High Return Equity Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates may include: (a) Money Market Funds as "Kemper Mutual Funds," (b) all classes of shares of any Kemper Mutual Fund, and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.


Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares of the Fund are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Mutual Funds in accordance with the provisions below. [For Kemper New Europe Fund Only:
Shareholders of Class M shares may also exchange their shares for Class A shares of Kemper Mutual Funds.

Class A Shares. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Class B Shares. Class B shares of the Fund and Class B shares of any Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without any contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any Kemper Mutual Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, amounts exchanged retain their cost and purchase.

General. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to invoke the 15-Day Hold Policy of exchanges of $1,000,000 or less if, in the Investment Manager's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-Day Hold Policy. For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction, or advice, including without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to KSvC, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided. Exchanges may only be made for Kemper Funds that are eligible for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale only in certain states.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of the Fund, a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the other Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege" except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Purchase, Repurchase and Redemption of Shares -- General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").


Bank Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan ("Bank Direct Deposit"), investments are made automatically (minimum $50 and maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to KSvC, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Funds may terminate or modify this privilege at any time.


Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

Systematic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares, Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase may be redeemed under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:


     Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

     403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

     Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with the Fund's custodian describe the current fees payable for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.


Additional Transaction Information


General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various federal and state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold by the firm under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company ("KSvC"), (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund or other funds underwritten by KDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares."

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This Statement of Additional Information should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this Statement of Additional Information and to reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of shares of any Fund or class of the Fund to new investors. During the period of such suspension, persons who are already shareholders of a class of the Fund normally are permitted to continue to purchase additional shares of such class or Fund and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this Statement of Additional Information.

Dividends. The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

The Fund normally distributes annually dividends of net investment income. The Fund distributes any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of the Fund may be automatically reinvested in additional shares of the Fund, without a sales charge, unless the investor makes an election otherwise. Distributions of net capital gains realized during each fiscal year will be made at least annually in November or December. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

                          YIELD = 2 [ (a - b +1 )^6 - 1]
                                       -----
                                        cd

                                   PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for each class. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. The Fund with fees or expenses being waived or absorbed by Scudder Kemper may also advertise performance information before and after the effect of the fee waiver or expense absorption.

The Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of the Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included. Total return figures for Class A shares for various periods are set forth in the tables below.


Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one-, five- and ten-year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.


The Fund's performance figures are based upon historical results and are not representative of future performance. The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included. Returns and net asset value will fluctuate. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of the Fund are redeemable at the then current net asset value, which may be more or less than original cost.


The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged bond indexes including, but not limited to, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Adjustable Rate Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Government/ Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers 30 Year GNMA Index and the Merrill Lynch Market Weighted Index and may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. (""Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index ("COFI").


The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's returns and net asset value will fluctuate and shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the applicable Fund.

The figures below show performance information for various periods. The net asset values and returns of each class of shares of the Funds will fluctuate. No adjustment has been made for taxes payable on dividends. The periods indicated were ones of fluctuating securities prices and interest rates.

 Average Annual             Class A          Class B             Class C
Total Returns (1)(2)         Shares            Shares             Shares
--------------------         ------            ------             ------

Life of Class (+)           -3.62%             0.74%              0.74%



(+) Since April 3, 2000.

(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 5.75%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares. Amounts were adjusted for Class C shares for the contingent deferred sales charge that may be imposed for periods less than one year.

(2)  Includes short-term capital gain dividends, if any.


Officers and Trustees

The officers and trustees of the Funds, their birth dates, their principal occupations and their affiliations, if any, with the Adviser and KDI are listed below:


JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly, a career United States Foreign Service Officer, Energy Adviser for the White House; United States Ambassador to Saudi Arabia, 1973-76.

JAMES R. EDGAR ( 7/22/46), Trustee, 1927 County Road 150 E, Seymour, IL; Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor of the State of Illinois, 1991-1998; Illinois Secretary of State, 1981-1990; Director of Legislative Affairs, Office of the Governor of Illinois, 1979-1980; Representative in Illinois General Assembly, 1976-1979.

ARTHUR R. GOTTSCHALK (2/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois, Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelly Corp.; formerly, attorney.

FREDERICK T. KELSEY (4/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Northern Institutional Funds; formerly, Trustee of the Pilot Fund.

THOMAS W. LITTAUER (4/26/55), Trustee, Chairman, and Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

KATHRYN L. QUIRK (12/3/52), Trustee and Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRED B. RENWICK (2/1/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director,
TIFF Investment Program, Inc.; Director, the Wartburg Foundation; Chairman, Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church of America.

LINDA  C.  COUGHLIN  (1/1/52),   Trustee*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Scudder Kemper.

JOHN G. WEITHERS (8/8/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company, President of the Members of the Corporation and Trustee, DePaul University.

MARK  S.  CASADY  (9/21/60),   President*,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Adviser; formerly, Institutional Sales Manager of an unaffiliated mutual fund distributor.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Assistant Secretary, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63) Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.

MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

VALERIE F. MALTER (7/25/58), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

ELIZABETH D. SMITH (10/27/46), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Adviser.

WILLIAM F. TRUSCOTT (9/14/60), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

KATHLEEN MILLARD ( ), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

JAMES M. EYSENBACH (4/1/62), Vice President, 333 South Hope Street, Los Angeles, California; Senior Vice President, Scudder Kemper.

* "Interested persons" as defined in the 1940 Act.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows estimated amounts to be paid or accrued to those trustees who are not designated "interested persons" during the Trust's current fiscal year except that the information in the last column is for calendar year 1998.


                                                                                Total Compensation
                                        Aggregate Compensation                   Kemper Funds Paid
Name of Board Member                   From Kemper Funds Trust*                to Board Members (3)
--------------------                   ------------------------                --------------------

James E. Akins                                                                       $140,800
James R. Edgar (1)                                                                         $0
Arthur R. Gottschalk (2)                                                             $146,300
Frederick T. Kelsey                                                                  $141,300
Fred B. Renwick                                                                      $141,300
John G. Weithers                                                                     $146,300


*        Estimated

(1)      Elected trustee on May 27, 1999

(2) Includes deferred fees. Pursuant to deferred compensation agreements with the Funds, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. The total deferred fees (including interest thereon) accrued for the fiscal period ending August 31, 1999, payable from the Funds to Mr. Gottschalk was $2,5000.

(3) Includes compensation for service on the Boards of Kemper funds, with fund portfolios. Each trustee currently serves as a board member of Kemper Funds with fund portfolios.

The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc.

As of November 30, 2000, the officers and trustees of the Fund, as a group, owned less than 1% of the then outstanding shares of the Fund and no person owned of record 5% or more of the outstanding shares of any class of the Fund, except the persons indicated in the chart below:.

----------------------------------------- --------------------------------------- --------------------------------------

KEMPER  S&P 500 INDEX FUND
----------------------------------------- --------------------------------------- --------------------------------------

Scudder Trust Company
FBO Credence Systems
11 Northeastern Blvd.
Salem, NH  03079-1953                                       A                                     10.57

----------------------------------------- --------------------------------------- --------------------------------------
SSC Investment Corporation
345 Park Avenue
New York, NY  10154                                         A                                     5.95

----------------------------------------- --------------------------------------- --------------------------------------
SSC Investment Corporation
345 Park Avenue
New York, NY  10154                                         B                                     54.18

----------------------------------------- --------------------------------------- --------------------------------------
SSC Investment Corporation
345 Park Avenue
New York, NY  10154                                         C                                     53.72

----------------------------------------- --------------------------------------- --------------------------------------

Shareholder Rights


The Fund is a series of Kemper Funds Trust, an open-end Massachusetts business trust established under an Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") dated October 14, 1998.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having a par value of $.01, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Currently, the Fund offers three classes of shares. These are Class A, Class B, and Class C. Shares of the Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each such class' Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of the Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Fund with the SEC or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental policies or restrictions.


Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of trustees), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting only the Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.


Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of two-thirds of the remaining Trustees. Any Trustee may be removed at any meeting of shareholders by vote of two-thirds of the Outstanding Shares. The Trustees shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of any such Trustee or Trustees when requested in writing to do so by the holders of not less than ten percent of the Outstanding Shares, and in that connection, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act. A majority of the Trustees shall be present in person at any regular or special meeting of the Trustees in order to constitute a quorum for the transaction of business at such meeting and, except as otherwise required by law, the act of a majority of the Trustees present at any such meetings, at which a quorum is present, shall be the act of the Trustees.

The Trust's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Manager remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.


The Fund's activities are supervised by the Trust's Board of Trustees. The Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system. Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and
(7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.


Master/feeder Fund Structure

The Board has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure fund as described below.

A master/feeder fund structure is one in which the Fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                               INVESTMENT MANAGER

Scudder Kemper Investments, Inc. (the "Investment Manager"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Investment Manager introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985.

On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Investment Manager, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Investment Manager. The Investment Manager's name changed to Scudder Kemper Investments, Inc.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Investment Manager's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over [XX] open and closed-end mutual funds.

The Investment Manager maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Investment Manager receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Investment Manager's clients. However, the Investment Manager regards this information and material as an adjunct to its own research activities. The Investment Manager's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Investment Manager with respect to the Funds are based primarily on the analyses of its own research department.

Certain investments may be appropriate for the Fund and also for other clients advised by the Investment Manager. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Investment Manager to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Investment Manager in the interest of achieving the most favorable net results to that fund.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Investment Manager, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

Pursuant to an investment management agreement (the "Agreement"), the Advisor acts as the investment manager of the Fund, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of KFT if elected to such positions. The investment management agreement provides that the Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliates of the Advisor or its affiliates), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records therefor, taxes and membership dues. The Fund bears the expenses of registration of its shares with the SEC and pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states ("Blue Sky expenses").

The Agreement will continue in effect until September 30, 2001, and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines which securities shall be purchased for the portfolio of the Fund, which portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code") and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Advisor also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

The Advisor also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as a series of an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees of KFT affiliated with the Advisor and makes available, without expense to KFT, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of KFT, subject to their individual consent to serve and to any limitations imposed by law, and provides KFT's office space and facilities.

Under the Agreement, the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the fees and expenses of Trustees, officers and employees of KFT who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Agreement expressly provides that the Advisor shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

The Fund pays the  Advisor an  investment  management  fee at the annual rate of
 .40% for the first $100 million of net assets, .36% on the next $100 million of net assets, and .34% on net assets over $200 million. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of KFT who are not "interested persons" of KFT have been represented by Vedder, Price, Kaufman & Kammholz, as independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may enter into transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

None of the officers or Trustees of KFT may have dealings with KFT as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

The Fund, Advisor, Sub-advisor and Distributor have each adopted a Code of Ethics. Access persons (as defined in the Code) are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Codes of Ethics. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Fund. Among other things, the Codes of Ethics, which generally comply with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.

The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

The Manager may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

Principal Underwriter. Pursuant to an underwriting and distribution services agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter and distributor for the shares of KFT and acts as agent of KFT in the continuous offering of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KFT pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of Class A shares and pays out a portion of this sales charge or allows concessions or discounts to firms for the sale of the Fund's Class A shares.

Class B And C Shares. Since the 12b-1 Plan provides for fees payable as an expense of each of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, each agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

For its services under the 12b-1 Plan, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges received on redemptions of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the 12b-1 Plan, KDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to its Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charges -- Class C Shares."

Rule 12b-1 Plan. The Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by KDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement will be approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The Fund's Rule 12b-1 Plan is separate from its distribution agreement.

If a Rule 12b-1 Plan (the "Plan") for a class is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to such Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

The distribution agreement and Rule 12b-1 Plan continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of KFT, including the Trustees who are not interested persons of KFT and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund for that Fund or by KDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of KFT and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The 12b-1 Plan may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement.

Sub-Advisor. Bankers Trust Company is located at 885 Third Avenue, 32nd Floor, New York, New York 10022. The Sub-advisor serves as sub-advisor pursuant to the terms of a sub-advisory agreement between it and the Advisor. Bankers Trust, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York, 10006, is a wholly owned subsidiary of Deutsche Bank AG, and one of the nation's leading managers of index funds

Under the terms of the Sub-Advisory Agreement, the Sub-advisor manages the investment and reinvestment of the Fund's portfolio and will provide such investment advice, research and assistance as the Advisor may, from time to time, reasonably request. The Advisor pays the Sub-advisor for its services a sub-advisory fee, payable monthly, at the annual rate of .07% on the first $100 million of net assets, .03% on the next $100 million of net assets, and .01% on the balance over $200 million. The minimum annual sub-advisor fees will be $50,000 in the first year of operation, $75,000 the second year and $100,000 thereafter.

The Sub-Advisory Agreement provides that the Sub-advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisor in the performance of its duties or from reckless disregard by the Sub-advisor of its obligations and duties under the Sub-Advisory Agreement.

The Sub-Advisory Agreement dated March 31, 2000, was approved by the Trustees on March 22, 2000, and remains in effect until September 30, 2001, unless sooner terminated or not annually approved as described below. Notwithstanding the foregoing, the Sub-Advisory Agreement shall continue in effect through September 30, 2001, and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of KFT, and (b) by the shareholders of the Fund or the Board of Trustees of KFT. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by the Advisor or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement. The Sub-advisor may terminate the Sub-Advisory Agreement upon 60 days' notice to the Advisor.

On March 11, 1999, Bankers Trust Company announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record keeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust Company pleaded guilty to misstating entries in its books and records, and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust Company agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust Company or its affiliates.

As a result of the plea, absent an order from the SEC, Bankers Trust Company would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust Company and its affiliates to continue to provide investment advisory services to registered investment companies. Bankers Trust Company has submitted an application for a permanent order; however, there is no assurance that the SEC will grant a permanent order.

AMA InvestmentLink(SM) Program

Pursuant to an Agreement between the Investment Manager and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA
Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Code of Ethics

The Fund, the Investment Manager and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Investment Manager and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Investment Manager's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Investment Manager's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Investment Manager's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Administrative Services. Administrative services are provided to the Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and the Fund, including the payment of service fees. For the services under the administrative agreement, the Fund pays KDI an administrative services fee, payable monthly, at the annual rate of up to 0.25% of average daily net assets of each class of the Fund.

KDI has entered into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in the Fund's accounts that it maintains and services attributable to Class A shares, commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or KFT. Firms to which service fees may be paid may include affiliates of KDI. In addition, KDI may, from time to time, from its own resources, pay certain additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

Administrative services fees paid by the Fund are set forth below:

                    Administrative Service Fees Paid by Fund
                    ----------------------------------------
-------------------------- ----------- -------------- ------------- ----------- ----------------- -------------------


                                                                                                  Service Fees Paid
                                                                                 Total Service           by
                            Fiscal                                                Fees Paid by        KDI to KDI
          Fund               Year        Class A       Class B      Class C      KDI to Firms     Affiliated Firms
-------------------------- ----------- -------------- ------------- ----------- ----------------- -------------------

S&P 500 Index Fund            2000

-------------------------- ----------- -------------- ------------- ----------- ----------------- -------------------

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides administrative services, and at an annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than KDI) listed on the Fund's records. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of the Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to KDI at the annual rate of 0.25% on all Fund assets in the future. In addition, KDI may, from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides administrative services, as well as, with respect to Class A shares acquired prior to October 1, 1993, the date when shares representing such assets were purchased.

Certain trustees or officers of the Funds are also directors or officers of Scudder Kemper or KDI as indicated under "Officers and Trustees."


Custodian, Transfer Agent And Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, as custodian has custody of all securities and cash of the Fund. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by KFT. Kemper Service Company ("KSvC"), an affiliate of the Advisor, serves as transfer agent and dividend-paying agent and "Shareholder Service Agent" of the Fund. KSvC receives as transfer agent as follows: annual account fees of $10.00 ($18.00 for retirement accounts) plus set up charges, annual fees associated with the contingent deferred sales charges (Class B only), an asset-based fee of 0.08% and out-of-pocket reimbursement. For the fiscal period ended August 31, 2000, the Fund paid fees to KSvc amounting to $________.

Independent Auditors And Reports To Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. The firm of Dechert serves as legal counsel to the Fund.


                                      TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code and, if so qualified, generally will not be subject to federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income and asset diversification requirements, and must distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain). Distributions of investment company taxable income are taxable to shareholders as ordinary income.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment  company  taxable  income  includes   dividends,   interest  and  net
short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit.

Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss, are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Kemper Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Equity options (including covered call options on portfolio stock) written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option and, in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If the Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

Many futures and forward contracts entered into by the Fund and all listed nonequity options written or purchased by the Fund (including covered call options written on debt securities and options purchased or written on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year (and generally, on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked-to-market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and similar financial instruments entered into by the Fund will be treated as ordinary income or loss.

Positions of the Fund consisting of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

Positions  of the Fund  consisting  of at least one  position  not  governed  by
Section 1256 and at least one future, forward, or nonequity option contract which is governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, Section 1259 of the Code may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

Similarly, under Section 1233(h) of the Code, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

The Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a shareholder or the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

A shareholder who redeems shares of the Fund that are held as a capital asset will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of the Fund or any other Kemper Fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of the Fund or in shares of the other Kemper Mutual Funds within six months of the redemption as described under "Redemption or Repurchase of Shares -- Reinvestment Privilege." If redeemed shares were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realizes a loss on the redemption or exchange of the Fund's shares and reinvests in shares of the same Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of the Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The Fund is organized as a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to be treated as a regulated investment company under Subchapter M of the Code.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Under the sub-advisory agreement between the Advisor and the Sub-advisor, the Sub-advisor places all orders for purchases and sales of the Fund's securities. At times investment decisions may be made to purchase or sell the same investment securities of the Fund and for one or more of the other clients managed by the Sub-advisor. When two or more such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options the Fund will be able to write on a particular security.

The above-mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to the Fund. On the other hand, the ability of the Fund to participate in volume transactions may produce better executions for the Fund in some cases. The Board of Trustees believes that the benefits of the Sub-advisor's organization outweigh any limitations that may arise from simultaneous transactions or position limitations.

The Sub-advisor in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders. The Sub-advisor may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Sub-advisor. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of the Sub-advisor. In selecting among firms believed to meet the criteria for handling a particular transaction, the Sub-advisor may give consideration to those firms that have sold or are selling shares of the Fund and of other funds managed by the Advisor and its affiliates, as well as to those firms that provide market, statistical and other research information to the Fund and the Sub-advisor, although the Sub-advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

The Sub-advisor may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and
research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Sub-advisor in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees of KFT, the Fund could pay a firm that provides research services commissions for effecting a securities transactions for the Fund in excess of the amount other firms would have charged for the transaction if the Sub-advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or the Sub-advisor's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising
the  Fund.   Research
benefits will be available for all clients of the Sub-advisor. The sub-advisory fee paid by the Advisor to the Sub-advisor is not reduced because these research services are received.

The Trustees for the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

Portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less.

Higher levels of activity by the Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.

The Fund's portfolio turnover rate for the fiscal period ended August 31, 2000 was ___%.

                              FINANCIAL STATEMENTS

The financial statements appearing in the Fund's Annual Report to Shareholders are incorporated herein by reference. The Fund's Annual Report accompanies this Statement of Additional Information.

                       APPENDIX -- RATINGS OF INVESTMENTS


S&P Bond Ratings

AAA. Debt rated AAA had the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Bond Ratings

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Long-Term Debt Ratings


AAA. Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA. Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A. High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB. Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB. Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B. Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D. Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Fitch Short-Term Debt Ratings


F1. Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2. Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3.  Fair  credit  quality.   The  capacity  for  timely  payment  of  financial
commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B. Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D. Default. Denotes actual or imminent payment default.

Commercial Paper Ratings


Commercial paper rated by Standard & Poor's Ratings Services ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality". Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group". Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest". Notes issued with "overwhelming safety characteristics" will be rated "SP-1+". The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1" and "F-2."

                               KEMPER FUNDS TRUST

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 23       Exhibits
-------       --------

              (a)                       Declaration of Trust, dated October 14, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (1)          Certificate of Amendment of Declaration of Trust, dated November
                                        29, 2000, is filed herein.

              (b)                       By-Laws, dated October 14, 1998, is incorporated by reference to
                                        Pre-Effective Amendment No. 1 to the Registration Statement.

              (c)          (1)          Establishment and Designation of Series of Beneficial Interest,
                                        dated October 14, 1998, is incorporated by reference to
                                        Pre-Effective Amendment No. 1 to the Registration Statement.

                           (1)(a)       Redesignation of Series, dated December 14, 2000, is filed herein.

                           (2)          Establishment and Designation of Classes of Shares of Beneficial
                                        Interest, $.01 Par Value dated March 22, 2000, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                        Statement.

                           (3)          Amended and Restated Establishment and Designation of Series of
                                        Beneficial Interest, dated January 19, 2000, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                        Statement.

                           (4)          Redesignation of Classes of Shares of Beneficial Interest, dated
                                        November 29, 2000 for Kemper S&P 500 Fund is filed herein.

                           (5)          Redesignation of Classes of Shares of Beneficial Interest, dated
                                        November 29, 2000 for Kemper Research Fund is filed herein.

                           (6)          Redesignation of Classes of Shares of Beneficial Interest, dated
                                        November 29, 2000 for Kemper Large Company Growth Fund is filed herein.

              (d)          (1)          Investment Management Agreement between the Registrant, on behalf of Kemper Large Company Growth Fund, and Scudder Kemper
                                        Investments, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                           (2)          Investment Management Agreement between the Registrant, on behalf of Kemper Research Fund, and Scudder Kemper Investments,

                                Part C - Page 3

                                        dated December 28, 1998, is incorporated by reference to Pre-Effective
                                        Amendment No. 1 to the Registration Statement.

                           (3)          Investment Management Agreement between the Registrant, on behalf of Kemper Small Cap Value+Growth Fund, and Scudder Kemper
                                        Investments, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

                           (4)          Investment Management Agreement between the Registrant, on behalf of Kemper S&P 500 Index Fund, and Scudder Kemper Investments, dated
                                        March 31, 2000, is incorporated by reference to Post-Effective
                                        Amendment No. 8 to the Registration Statement.

                           (5)          Subadvisory Agreement between Scudder Kemper Investments, Inc. and
                                        Bankers Trust Company dated March 31, 2000, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                        Statement.

              (e)          (1)          Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated December 28, 1998 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement.

              (e)          (2)          Underwriting and Distribution Services Agreement between the
                                        Registrant and Kemper Distributors, Inc., dated October 1, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the
                                        Registration Statement.

              (f)                       Inapplicable.

              (g)                       Custody Agreement between the Registrant and State Street Bank and
                                        Trust Company is incorporated by reference to Post-Effective
                                        Amendment No. 5 to the Registration Statement, as filed on October
                                        15, 1999.

              (g)          (1)          Amendment, dated April 3, 2000, to Custody Agreement between the
                                        Registrant and State Street Bank and Trust Company, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                        Statement.

              (h)          (1)          Agency Agreement dated December 28, 1998 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (1)(a)       Amendment No. 1 the Agency Agreement dated July 15, 1999 is incorporated by reference to Post-Effective Amendment No. 5 to the
                                        Registration Statement, as filed on October 15, 1999.
                           (2)          Administrative Services Agreement, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (3)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Large Company Growth Fund, and Scudder Fund


                                Part C - Page 4

                                        Accounting Corp., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (4)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Research Fund, and Scudder Fund Accounting Corp.,
                                        dated December 28, 1998, is incorporated by reference to
                                        Pre-Effective Amendment No. 1 to the Registration Statement.

                           (5)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper Small Cap Value+Growth Fund, and Scudder Fund
                                        Accounting Corp., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (6)          Fund Accounting Services Agreement between the Registrant, on behalf of Kemper S&P 500 Index Fund, and Scudder Fund
                                        Accounting Corp., dated March 31, 2000, is incorporated by reference to
                                        Post-Effective Amendment No. 8 to the Registration Statement.

              (i)                       Opinion and Consent of Legal Counsel is filed herein.

              (j)                       Consent of Independent Auditors is filed herein.

              (k)                       Inapplicable.

              (l)                       Inapplicable.

              (m)           (1)         12b-1 Plan between Kemper Large Company Growth Fund (Class B shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (2)          12b-1 Plan between Kemper Large Company Growth Fund (Class C shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (3)          12b-1 Plan between Kemper Research Fund (Class B shares)and Kemper
                                        Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (4)          12b-1 Plan between Kemper Research Fund (Class C shares) and Kemper
                                        Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
                                        Statement.

                           (5)          12b-1 Plan between Kemper Small Cap Value+Growth Fund (Class B shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.



                                Part C - Page 5

                           (6)          12b-1 Plan between Kemper Small Cap Value+Growth Fund (Class C shares) and Kemper Distributors, Inc., dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the
                                        Registration Statement.

                           (7)          12b-1 Plan between Kemper S&P 500 Index Fund (Class B shares) and
                                        Kemper Distributors, Inc., dated March 31, 2000.
                                        Filed herein.

                           (8)          12b-1 Plan between Kemper S&P 500 Index Fund (Class C shares) and
                                        Kemper Distributors, Inc., dated March 31, 2000, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration
                                        Statement.


              (n)                       Multi-Distribution System Plan, dated December 28, 1998, is incorporated by reference to Pre-Effective Amendment No. 1 to the

                                        Registration Statement.

              (p)                       Code of Ethics of Kemper Funds Trust is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

              (p)(1)                    Code of Ethics for Scudder Kemper Investments, Inc. and certain of its subsidiaries, including Kemper Distributors, Inc. and Scudder
                                        Investor Services, Inc., is filed herein.

              (p)(2)                    Code of Ethics for Bankers Trust Company is filed herein.


Item 24.          Persons Controlled or under Common Control with Fund.
--------          -----------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in


                                Part C - Page 6
                  the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                                Part C - Page 7

Name                       Business and Other Connections of Board of Directors of Registrant's Adviser
----                       ----------------------------------------------------------------------------

Stephen R. Beckwith        Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Kemper Service Company
                           Director, Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director and Treasurer, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**
                           Director and Chairman, Scudder Threadneedle International Ltd.
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and President, Scudder Realty Holdings Corporation *
                           Director, Scudder, Stevens & Clark Overseas Corporation o
                           Director and Treasurer, Zurich Investment Management, Inc. xx
                           Director and Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director, Vice President and Chief Investment Officer, Scudder Kemper Investments, Inc. **
                           Director and Chairman, Scudder Investments (Luxembourg) S.A. #
                           Director, Scudder Investments (U.K.) Ltd. oo
                           Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                           Director and Chairman, Scudder Investments Japan, Inc. +
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                           Director, Scudder, Stevens & Clark Australia x
                           Director and Vice President, Zurich Investment Management, Inc. xx
                           Director and President, Scudder, Stevens & Clark Corporation **
                           Director and President, Scudder , Stevens & Clark Overseas Corporation o
                           Director, Scudder Threadneedle International Ltd.
                           Director, Korea Bond Fund Management Co., Ltd. @@

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company xxx

Nicholas Bratt             Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation o


Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

                                       8

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, Chairman of the Board, Zurich Holding Company of America xxx
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Chief Financial Officer, Scudder Kemper Investments, Inc.**

Kathryn L. Quirk           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services,
                           Inc.*
                           Director, Korea Bond Fund Management Co., Ltd. @@
                           Director, Scudder Threadneedle International Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc. +
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                           Director and Secretary, Zurich Investment Management, Inc. xx
                           Director, Secretary, Chief Legal Officer and Vice President, Kemper Distributors, Inc.

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc. ###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation o
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. @
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Threadneedle International Ltd.  oo
                           Director, Scudder Investments Japan, Inc. +
                           Director, Scudder Kemper Holdings (UK) Ltd. oo
                           President and Director, Zurich Investment Management, Inc. xx
                           Director and Deputy Chairman, Scudder Investment Holdings, Ltd.

                     *     Two International Place, Boston, MA
                     @     333 South Hope Street, Los Angeles, CA
                     **    345 Park Avenue, New York, NY
                     #     Societe Anonyme, 47, Boulevard Royal, L-2449
                           Luxembourg, R.C. Luxembourg B 34.564
                     ***   Toronto, Ontario, Canada
                     @@@   Grand Cayman, Cayman Islands, British West Indies
                     o     20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
                     ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
                     xx    222 S. Riverside, Chicago, IL
                     xxx   Zurich Towers, 1400 American Ln., Schaumburg, IL
                     @@    P.O. Box 309, Upland House, S. Church St., Grand
                           Cayman, British West Indies
                     ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
                     oo    1 South Place 5th floor, London EC2M 2ZS England
                     ooo   One Exchange Square 29th Floor, Hong Kong
                     +     Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon,
                           Minato-ku, Tokyo 105-0001
                     x     Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                    (2)                                         (3)


                                Positions and Offices with                   Positions and
         Name                   Kemper Distributors, Inc.                    Offices with Registrant
         ----                   -------------------------                    -----------------------

         Thomas V. Bruns        President                                    None

         Linda C. Coughlin      Director and Vice Chairman                   None

         Kathryn L. Quirk       Director, Secretary, Chief Legal             Vice President
                                Officer and Vice President

         James J. McGovern      Chief Financial Officer and Treasurer        None

         Linda J. Wondrack      Vice President and Chief Compliance Officer  Vice President

         Paula Gaccione         Vice President                               None

         Michael E. Harrington  Managing Director                            None

         Todd N. Gierke         Assistant Treasurer                          None

         Philip J. Collora      Assistant Secretary                          Vice President and Secretary

         Diane E. Ratekin       Assistant Secretary                          None

         Mark S. Casady         Director and Chairman                        President



                                       10

         Terrence S. McBride    Vice President                               None

         Robert Froelich        Managing Director                            None

         C. Perry Moore         Senior Vice President and Managing Director  None

         Lorie O'Malley         Managing Director                            None

         William F. Glavin      Managing Director                            None

         Gary N. Kocher         Managing Director                            None

         Susan K. Crenshaw      Vice President                               None

         Johnston A. Norris     Managing Director and Senior Vice President  None

         John H. Robison, Jr.   Managing Director and Senior Vice President  None

         Robert J. Guerin       Vice President                               None

         Kimberly S. Nassar     Vice President                               None

         Scott B. David         Vice President                               None

         Richard A. Bodem       Vice President                               None

         (c)      Not applicable

Item 28.  Location of Accounts and Records
--------  --------------------------------

Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA or, in the case of records concerning transfer agency and shareholder service agent functions, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.    Management Services
--------    -------------------

         Not applicable.

Item 30.    Undertakings
--------    ------------

         Not applicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of December 2000.

                                                       KEMPER FUNDS TRUST



                                                       By  /s/ Mark S. Casady
                                                           ------------------
                                                           Mark S. Casady
                                                           President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ James E. Akins
--------------------------------------
James E. Akins*                             Trustee                                      December 18, 2000


/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin                           Trustee                                      December 18, 2000


/s/ James R. Edgar
--------------------------------------
James R. Edgar*                             Trustee                                      December 18, 2000


/s/ Arthur R. Gottschalk
--------------------------------------
Arthur R. Gottschalk*                       Trustee                                      December 18, 2000


/s/ Frederick T. Kelsey
--------------------------------------
Frederick T. Kelsey*                        Trustee                                      December 18, 2000


/s/ Thomas W. Littauer
--------------------------------------
Thomas W. Littauer*                         Chairman, Trustee and Vice President         December 18, 2000


/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee and Vice President                   December 18, 2000


/s/ Fred B. Renwick
--------------------------------------
Fred B. Renwick*                            Trustee                                      December 18, 2000


/s/ John G. Weithers
--------------------------------------
John G. Weithers*                           Trustee                                      December 18, 2000






/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           December 18, 2000
                                            Accounting Officer)



*By:   /s/ Philip J. Collora
       ---------------------
       Philip J. Collora**

       ** Attorney-in-fact pursuant to powers of attorney for James E. Akins, Arthur R. Gottschalk, Frederick T. Kelsey, Thomas W. Littauer, Kathryn L. Quirk, Fred B. Renwick, and
            John G. Weithers, incorporated by reference to and contained in Post-Effective Amendment No. 5 to the Registration Statement.

            Attorney-in-fact pursuant to a power of attorney for James R. Edgar, incorporated by reference to and contained in Post-Effective Amendment No. 6 to the Registration Statement.

                                                              File No. 333-65661
                                                              File No. 811-09057

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 10
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 11

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             SCUDDER INVESTORS TRUST

                             SCUDDER INVESTORS TRUST

                                  EXHIBIT INDEX

                                 Exhibit (a)(1)

                                Exhibit (c)(1)(a)

                                 Exhibit (c)(4)

                                 Exhibit (c)(5)

                                 Exhibit (c)(6)

                                   Exhibit (i)

                                   Exhibit (j)

                                 Exhibit (p)(1)

                                 Exhibit (p)(2)






                                       13